SEMIANNUAL REPORT February 28, 2002


NUVEEN Municipal Closed-End Exchange-Traded FUNDS


[photo of two children]

[photo of couple on beach]


  CALIFORNIA

  NCA
  NCP
  NCO
  NQC
  NVC
  NUC



DEPENDABLE,
TAX-FREE INCOME
BECAUSE

IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP[R]

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

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

Dear
  SHAREHOLDER

[PHOTO OF: Timothy R. Schwertfeger]

Timothy R. Schwertfeger
Chairman of the Board

  "I URGE YOU TO CONSIDER RECEIVING FUTURE FUND REPORTS AND OTHER INFORMATION
   ELECTRONICALLY ...SEE THE INSIDE FRONT COVER OF THIS REPORT FOR DETAILED INSTRUCTIONS."

This letter is dated April 15 - income tax day for most Americans. While most of us recognize the need to pay taxes, we also look for ways to keep our taxes as low as possible. One popular way to do this is through an investment in high quality municipal bonds, such as those owned by your Nuveen Fund.

During the period covered by this report, your Fund continued to meet its primary objective of providing attractive monthly income, while at the same time offering opportunities to reduce overall portfolio volatility. Detailed information on your Fund's performance can be found in the Portfolio Manager's Comments and Performance Overview sections of this report. I urge you to take the time to read them.

I also urge you to consider receiving future Fund reports and other information electronically via the Internet and e-mail rather than in hard copy. Not only will you be able to receive the information faster, but this also may help lower Fund expenses. Sign up is quick and easy - see the inside front cover of this report for detailed instructions.

In addition to providing you with steady tax-free income, your Nuveen Fund also features several characteristics that can help make it an essential part of your overall investment strategy. These include careful research, constant surveillance and judicious trading by Nuveen's seasoned portfolio management team, with every action designed to supplement income, improve Fund structure, better adapt to current market conditions or increase diversification. In uncertain markets like these, prudent investors understand the importance of diversification, balance, and risk management, all attributes your Nuveen Fund can bring to your portfolio.

For more than 100 years, Nuveen has specialized in offering quality investments such as these Nuveen Funds to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you meet your financial objectives. We thank you for continuing to choose Nuveen Investments as a partner as you work toward that goal.

/s/ TIMOTHY R. SCHWERTFEGER

TIMOTHY R. SCHWERTFEGER

Chairman of the Board

April 15, 2002

Nuveen California Municipal Closed-End Exchange-Traded Funds (NCA, NCP, NCO, NQC, NVC, NUC)

Portfolio Manager's
  COMMENTS

Portfolio manager Bill Fitzgerald reviews economic and market conditions, key strategies, and recent Fund performance. With 13 years of investment management experience at Nuveen, Bill has managed NCP and NCO since 1991, NQC since 1992, NUC since 1993, and NCA and NVC since 1998.

WHAT WERE THE MAJOR DRIVERS OF THE U.S. ECONOMY AND THE MUNICIPAL MARKET DURING THIS REPORTING PERIOD?

The major forces at work during the twelve months ended February 28, 2002, were the general slowdown in economic growth and the Federal Reserve's aggressive approach to easing short-term interest rates. In addition, the events of September 11, 2001, and the uncertain geopolitical climate that followed, also have impacted the economy and the markets.

These factors produced a generally positive environment for fixed-income investments, and over the past twelve months many municipal securities have performed well. During 2001, national new municipal supply reached its highest level - $286.3 billion - since 1993. This strong new issue supply has continued during the first two months of 2002, with $41.3 billion in new issuance, up 23% over January/February 2001. On the demand side, municipal bonds continued to be highly sought after by individual investors looking for diversification, tax-free income, quality, and an alternative to a volatile stock market. Institutional investors, especially traditional purchasers such as insurance companies and pension plans, also have been active buyers in the new issue market.

HOW WAS THE ECONOMIC AND MARKET ENVIRONMENT IN CALIFORNIA?

Over the past year, the California economy has contended with the same economic weakness that has affected the rest of the nation. Because the state remains heavily dependent on economically sensitive revenue sources, such as sales, income, and capital gains taxes, the economic decline has had a major impact on the state's general revenues. As a result, California is now facing a budget deficit estimated at $7 billion. The state also continues to deal with the aftermath of the 2001 power crisis. Unless the state can issue a proposed offering of power bonds by the conclusion of fiscal 2002 on June 30, its general fund reserves and resources may continue to dwindle, and California may have to seek new and broader revenue sources.

On the positive side, one byproduct of the declining economy was lower electricity prices. California also remained the nation's top state for exports, selling $107 billion of goods, primarily computer and electronic products, to other countries in 2001.

During calendar year 2001, California experienced a 33% increase in new municipal bond issuance over 2000 totals. In January and February 2002, the state continued to see strong new supply, with issuance up 37% over the same period in 2001. However, the possible budget shortfall, combined with the uncertainties surrounding the resolution of the state's power problems, have put pressure on California's credit ratings. In November 2001, Moody's downgraded the rating on California general obligation bonds for the second time in twelve months. Moody's rating currently stands at A1, while Standard & Poor's and Fitch have maintained their ratings at A+/AA over the past six months. All three agencies also maintained a negative outlook for the state.

HOW DID THESE NUVEEN CALIFORNIA FUNDS PERFORM OVER THE PAST TWELVE MONTHS?

During the twelve months ended February 28, 2002, the Fed's policy of interest rate easing, combined with favorable market technicals, created a generally positive total return environment for municipal bonds. Individual results for the Nuveen California Funds are presented in the accompanying table.

                           TOTAL   LEHMAN
                          RETURN    TOTAL    LIPPER
           MARKET YIELD   ON NAV   RETURN1  AVERAGE2
-------------------------------------------------------
                           1 YEAR     1 YEAR  1 YEAR
                TAXABLE-    ENDED      ENDED   ENDED
      2/28/02 EQUIVALENT3 2/28/02    2/28/02 2/28/02
-------------------------------------------------------
NCA      5.09%     8.02%    6.16%      6.68%  7.33%
-------------------------------------------------------
NCP      5.85%     9.21%    6.60%      6.68%  7.33%
-------------------------------------------------------

NCO      5.85%     9.21%    5.95%      6.68%  7.33%
-------------------------------------------------------

NQC      5.77%     9.09%    8.77%      6.68%  7.33%
-------------------------------------------------------

NVC      5.83%     9.18%    7.86%      6.68%  7.33%
-------------------------------------------------------

NUC      5.86%     9.23%    6.76%      6.68%  7.33%
-------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

Overall, the market environment of the past twelve months favored funds with longer durations. As of February 28, 2002, the durations4 of the five leveraged California Funds ranged from 9.89 to 12.01, compared with 8.12 for the unleveraged Lehman California Tax-Exempt Bond Index, while the unleveraged NCA had an average duration of 7.29. In addition to duration, the performance of these Funds was influenced by market activity, portfolio structure, including call exposure, and individual holdings. For example, NCP and NCO continued to hold bonds issued by the California Pollution Control Financing Authority for the CanFibre of Riverside project, which faced credit issues over the past twelve months. Nuveen is continuing to work to resolve this situation in what we believe to be in the best interest of shareholders.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

Over the past twelve months, good call protection helped us maintain the income stream of NCA, which has now provided shareholders with 44 consecutive months of steady or increasing dividends. With the Fed's interest rate cuts, the dividend-payment capabilities of the remaining five Funds benefited from the use of leverage, a strategy that can potentially enhance the dividends paid to common shareholders. This benefit is tied in part to the short-term rates the leveraged Funds pay their MuniPreferred(R) shareholders. For example, declining short-term rates can enable the Funds to reduce the amount of income they pay preferred shareholders, which can leave more earnings to support common share dividends.

During the twelve months ended February 28, 2002, our prudent use of leverage and steady or falling short-term interest rates enabled us to increase NUC's dividend in December 2001 and helped us to maintain the dividends of NCO, NCP, NQC, and NVC. In coming months, the level of short-term rates, the number of bond calls, and the interest rates at which we can reinvest the proceeds of any calls will continue to influence the dividends of these Nuveen Funds.

Over the past year, continued fluctuations in the stock market and the strong performance of the bond market prompted many investors to turn to tax-free fixed-income investments as a way to rebalance their portfolios and reduce overall volatility. As of February 28, 2002, all five leveraged Funds were trading at a premium (share price above NAV), while the discount on NCA (share price below NAV) was very small.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN CALIFORNIA FUNDS DURING THE TWELVE MONTHS ENDED FEBRUARY 28, 2002?

In view of recent world events, maintaining strong credit quality remained a primary area of emphasis. All of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 51% in NCA to 81% in NCO as of February 28, 2002. All of the Funds also had a portion of their assets invested in BBB and non-rated bonds, which serve to enhance the Funds' income streams.

As mentioned previously, continued uncertainty over the timing of a possible power bond issuance, together with

[SIDEBAR FOOTNOTES]:

1 The Funds' performances are com-pared with that of the Lehman Brothers
  California Tax-Exempt Bond Index, an unleveraged index comprising a broad range of investment-grade California muni-cipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of the Nuveen California Funds are compared with the average annualized re-turn of the 18 funds in the Lipper California Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the fund's market yield on the indicated date and a combined federal and state income tax rate of 36.5%.

4 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. With the exception of NCA, which is unleveraged, references to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

the potential of a state budget shortfall, resulted in downgrades of California's credit ratings during the past twelve months. In anticipation of this, we sold the majority of our holdings of California general obligation bonds. As credit spreads subsequently widened, these bonds tended to underperform the general market, reinforcing our decision to sell. We maintained positions in California's three major utilities: Pacific Gas and Electric, Southern California Edison, and San Diego Gas and Electric. While these holdings restrained the performance of some of the Funds during the power crisis last year, the bonds have recovered much of their value over the past six months.

In investing new cash and proceeds from sales and bond calls over the past twelve months, we focused on attractive bonds with the potential to support the Funds' long-term dividend-payment capabilities, enhance total return potential, and add value and diversification. We found several of these opportunities in insured bonds in the 15-year to 20-year part of the yield curve across several sectors, particularly healthcare. This sector remains an important strategic selection for us, providing attractive income as well as competitive total returns.

In terms of bond calls, NCA, NCP, NCO, NQC, and NVC offer excellent levels of call protection in 2002 and 2003, with call exposure ranging from 11% to 23% over the next 22 months. NUC, which was established in November 1991, still faces a higher level of potential calls (36% in 2002 and 2003) as the Fund continues to work its way past its 10-year anniversary, a period often associated with increased call exposure. The number of actual calls experienced by the Funds will depend largely on market interest rates over this time. We believe the overall call exposure of these Funds is very manageable, and we foresee no problems in working through the call risk. Our general approach has been to judiciously sell bonds scheduled to be called and reinvest the proceeds in bonds with maturities of 15 to 20 years, where we anticipate strong performance. Over the past twelve months, increased levels of municipal supply have helped us to implement this strategy.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THE NUVEEN CALIFORNIA FUNDS IN PARTICULAR?

In general, our outlook for the fixed-income markets over the next twelve months remains positive. The U.S. economy appears headed for a recovery, but one that we think will be characterized by a moderate pace of growth, with inflation and interest rates remaining low over the near term. Nationally, we expect new municipal issuance to continue to be strong, and we think issuance in California should increase over 2001's high levels. Shortly after the conclusion of this reporting period, California issued $1.1 billion in general obligation bonds as part of the state's plan to restructure debt and provide some budgetary relief. We also expect demand for tax-exempt municipal bonds to remain robust, as investors continue to look for ways to rebalance their portfolios and reduce risk.

One of our priorities will be managing portfolio structure, including duration and credit quality, to position the Funds to perform well in the event of an economic recovery. As California addresses the issue of balancing the state budget, we believe credit spreads could narrow, improving the performance of the state's general obligation bonds. As a result, we are once again looking for opportunities to increase our exposure to California General Obligation Bonds in order to increase portfolio yield and total return. Overall, we believe the Nuveen California Funds represent an important element of investors' long-range financial programs, providing dependable tax-free income as well as balance, diversification, and quality.

NCA

Nuveen California Municipal Value Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002


[PIE CHART DATA]:
CREDIT QUALITY
--------------------------------
AAA/U.S. Guaranteed        51%
--------------------------------
A                           8%
--------------------------------
BBB                        24%
--------------------------------
NR                         16%
--------------------------------
Other                       1%
--------------------------------




PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $10.14
----------------------------------------------------
Net Asset Value                             $10.16
----------------------------------------------------
Market Yield                                 5.09%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.27%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.02%
----------------------------------------------------
Fund Net Assets ($000)                   $256,474
----------------------------------------------------
Average Effective Maturity (Years)          17.79
----------------------------------------------------
Average Duration                             7.29
----------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 10/87)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------
1-Year                         7.98%         6.16%
----------------------------------------------------
5-Year                         6.88%         5.78%
----------------------------------------------------
10-Year                        5.58%         6.02%
----------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Tax Obligation/Limited                         31%
----------------------------------------------------
U.S. Guaranteed                                22%
----------------------------------------------------
Transportation                                 11%
----------------------------------------------------
Healthcare                                      9%
----------------------------------------------------
Housing/Multifamily                             7%
----------------------------------------------------



[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE

Mar              $0.043
Apr               0.043
May               0.043
Jun               0.043
Jul               0.043
Aug               0.043
Sep               0.043
Oct               0.043
Nov               0.043
Dec               0.043
Jan               0.043
Feb               0.043




[LINE CHART DATA]:

SHARE PRICE PERFORMANCE

                  Weekly Closing Price
3/1/01            $9.8
                   9.86
                   9.86
                   9.75
                   9.86
                   9.78
                   9.64
                   9.2
                   9.23
                   9.48
                   9.26
                   9.39
                   9.44
                   9.7
                   9.7
                   9.53
                   9.35
                   9.37
                   9.45
                   9.48
                   9.39
                   9.48
                   9.54
                   9.59
                   9.69
                   9.7
                   9.99
                   9.92
                   9.88
                   9.99
                   9.83
                   9.77
                   9.86
                   9.29
                   9.66
                   9.81
                   9.7
                   9.75
                   9.83
                  10.09
                  10.17
                  10.15
                  10.11
                  10.03
                  10
                   9.9
                   9.77
                  10.1
                  10.04
                  10.07
                  10.07
                   9.97
                  10.05
                  10.08
                   9.99
2/28/02           10.15

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

NCP

Nuveen California Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002



[PIE CHART DATA]:
CREDIT QUALITY
--------------------------------
AAA/U.S. Guaranteed        57%
--------------------------------
AA                         17%
--------------------------------
A                           7%
--------------------------------
BBB                        12%
--------------------------------
NR                          5%
--------------------------------
Other                       2%



PORTFOLIO STATISTICS
----------------------------------------------------
Share Price                                 $15.27
----------------------------------------------------
Net Asset Value                             $15.02
----------------------------------------------------
Market Yield                                 5.85%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.36%
----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.21%
----------------------------------------------------
Fund Net Assets ($000)                   $300,474
----------------------------------------------------
Average Effective Maturity (Years)          18.68
----------------------------------------------------
Leverage-Adjusted Duration                  10.82
----------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 11/89)
----------------------------------------------------
                      ON SHARE PRICE        ON NAV
----------------------------------------------------

1-Year                         1.99%         6.60%
----------------------------------------------------
5-Year                         4.97%         6.09%
----------------------------------------------------
10-Year                        6.68%         7.00%
----------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
----------------------------------------------------
Transportation                                 25%
----------------------------------------------------
Tax Obligation/Limited                         17%
----------------------------------------------------
Water and Sewer                                15%
----------------------------------------------------
Tax Obligation/General                         14%
----------------------------------------------------
Utilities                                      10%
----------------------------------------------------



[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Mar              $0.073
Apr               0.073
May               0.073
Jun               0.073
Jul               0.073
Aug               0.073
Sep               0.073
Oct               0.073
Nov               0.073
Dec               0.073
Jan               0.073
Feb               0.073



[LINE CHART DATA]:
SHARE PRICE PERFORMANCE

                  Weekly Closing Price

3/1/01           $15.75
                  16.17
                  15.97
                  15.85
                  15.97
                  15.65
                  15.6
                  14.85
                  15.1
                  14.87
                  14.95
                  14.95
                  14.91
                  15.14
                  15.15
                  15.07
                  15.13
                  15.2
                  15.14
                  15.15
                  15.17
                  15.15
                  15.36
                  15.32
                  15.52
                  15.48
                  15.68
                  15.75
                  15.73
                  15.8
                  15.85
                  15.84
                  15.78
                  14.7
                  15.25
                  15.6
                  15.56
                  15.45
                  15.45
                  15.55
                  15.65
                  15.37
                  15.38
                  15.26
                  15.3
                  15.03
                  14.68
                  14.71
                  14.83
                  14.8
                  14.92
                  14.9
                  15.05
                  15.32
                  15.25
2/28/02           15.33


Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0951 per share.

NCO

Nuveen California Municipal Market Opportunity Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002



[PIE CHART DATA]:
CREDIT QUALITY
---------------------------------
AAA/U.S. Guaranteed        63%
---------------------------------
AA                         18%
---------------------------------
A                           4%
---------------------------------
BBB                         5%
---------------------------------
NR                          5%
---------------------------------
Other                       5%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $15.49
-----------------------------------------------------
Net Asset Value                             $14.93
-----------------------------------------------------
Market Yield                                 5.85%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.36%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.21%
-----------------------------------------------------
Fund Net Assets ($000)                   $189,538
-----------------------------------------------------
Average Effective Maturity (Years)          20.02
-----------------------------------------------------
Leverage-Adjusted Duration                  11.12
-----------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/90)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         1.00%         5.95%
-----------------------------------------------------
5-Year                         5.39%         5.61%
-----------------------------------------------------
10-Year                        6.84%         6.94%
-----------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Tax Obligation/Limited                         20%
-----------------------------------------------------
Transportation                                 20%
-----------------------------------------------------
Utilities                                      14%
-----------------------------------------------------
Tax Obligation/General                         14%
-----------------------------------------------------
Water and Sewer                                12%
-----------------------------------------------------


[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Mar               $0.0755
Apr                0.0755
May                0.0755
Jun                0.0755
Jul                0.0755
Aug                0.0755
Sep                0.0755
Oct                0.0755
Nov                0.0755
Dec                0.0755
Jan                0.0755
Feb                0.0755




[LINE CHART DATA]:
SHARE PRICE PERFORMANCE

3/1/01            Weekly Closing Price
                 $16.7
                  16.69
                  16.08
                  15.84
                  16.5
                  16.25
                  16
                  15.5
                  15.35
                  15.45
                  15.36
                  15.27
                  15.3
                  15.53
                  15.3
                  15.37
                  15.43
                  15.59
                  15.55
                  15.5
                  15.22
                  15.3
                  15.5
                  15.52
                  15.57
                  15.68
                  16.05
                  16.23
                  16.21
                  16.25
                  16.3
                  16.06
                  16.06
                  15.17
                  15.47
                  15.61
                  15.78
                  15.89
                  15.8
                  15.71
                  15.85
                  15.65
                  15.38
                  15.48
                  15.46
                  15.35
                  14.8
                  14.69
                  14.82
                  15.02
                  15.1
                  15.16
                  15.21
                  15.44
                  15.4
2/28/02           15.41


Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0904 per share.

NQC

Nuveen California Investment Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002



[PIE CHART DATA]:
CREDIT QUALITY
---------------------------------
AAA/U.S. Guaranteed        60%
---------------------------------
AA                         12%
---------------------------------
A                          10%
---------------------------------
BBB                        14%
---------------------------------
NR                          2%
---------------------------------
Other                       2%



PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $15.90
-----------------------------------------------------
Net Asset Value                             $15.49
-----------------------------------------------------
Market Yield                                 5.77%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.24%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.09%
-----------------------------------------------------
Fund Net Assets ($000)                   $321,873
-----------------------------------------------------
Average Effective Maturity (Years)          21.02
-----------------------------------------------------
Leverage-Adjusted Duration                  12.01
-----------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 11/90)
-----------------------------------------------------

                      ON SHARE PRICE        ON NAV
-----------------------------------------------------
1-Year                         3.74%         8.77%
-----------------------------------------------------
5-Year                         5.73%         6.25%
-----------------------------------------------------
10-Year                        6.96%         7.28%
-----------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Transportation                                 29%
-----------------------------------------------------
Tax Obligation/Limited                         23%
-----------------------------------------------------
Tax Obligation/General                         10%
-----------------------------------------------------
U.S. Guaranteed                                 9%
-----------------------------------------------------
Water and Sewer                                 7%
-----------------------------------------------------


[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Mar              $0.0765
Apr               0.0765
May               0.0765
Jun               0.0765
Jul               0.0765
Aug               0.0765
Sep               0.0765
Oct               0.0765
Nov               0.0765
Dec               0.0765
Jan               0.0765
Feb               0.0765



[LINE CHART DATA]:
SHARE PRICE PERFORMANCE

                  Weekly Closing Price
3/1/01           $16.07
                  16.35
                  16.01
                  16.2
                  16.23
                  15.9
                  15.62
                  15.34
                  15.55
                  15.47
                  15.51
                  15.31
                  15.48
                  15.66
                  15.52
                  15.68
                  15.48
                  15.35
                  15.65
                  15.41
                  15.42
                  15.68
                  15.83
                  15.81
                  15.75
                  16.01
                  16.4
                  16.62
                  16.49
                  16.66
                  16.58
                  16.62
                  16.61
                  15.35
                  16.05
                  16.67
                  16.41
                  16.19
                  16.05
                  16
                  16.22
                  16.23
                  15.88
                  15.99
                  15.83
                  15.73
                  15.15
                  15.23
                  15.25
                  15.5
                  15.78
                  15.61
                  15.68
                  15.73
                  15.74
2/28/02           15.84

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.0205 per share.

NVC

Nuveen California Select Quality Municipal Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002



[PIE CHART DATA]:
CREDIT QUALITY
---------------------------------
AAA/U.S. Guaranteed        64%
---------------------------------
AA                         14%
---------------------------------
A                          13%
---------------------------------
BBB                         3%
---------------------------------
NR                          4%
---------------------------------
Other                       2%




PORTFOLIO STATISTICS
-----------------------------------------------------
Share Price                                 $15.64
-----------------------------------------------------
Net Asset Value                             $15.25
-----------------------------------------------------
Market Yield                                 5.83%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.33%
-----------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.18%
-----------------------------------------------------
Fund Net Assets ($000)                   $543,683
-----------------------------------------------------
Average Effective Maturity (Years)          22.33
-----------------------------------------------------
Leverage-Adjusted Duration                  11.38
-----------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 5/91)
-----------------------------------------------------
                      ON SHARE PRICE        ON NAV
-----------------------------------------------------

1-Year                         4.95%         7.86%
-----------------------------------------------------
5-Year                         6.55%         6.50%
-----------------------------------------------------
10-Year                        7.52%         7.56%
-----------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
-----------------------------------------------------
Tax Obligation/Limited                         22%
-----------------------------------------------------
Tax Obligation/General                         20%
-----------------------------------------------------
Transportation                                 12%
-----------------------------------------------------
Healthcare                                     10%
-----------------------------------------------------
Utilities                                       9%
-----------------------------------------------------




[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Mar              $0.076
Apr               0.076
May               0.076
Jun               0.076
Jul               0.076
Aug               0.076
Sep               0.076
Oct               0.076
Nov               0.076
Dec               0.076
Jan               0.076
Feb               0.076



[LINE CHART DATA]:
SHARE PRICE PERFORMANCE

                  Weekly Closing Price
3/1/01           $16.26
                  16.43
                  15.91
                  16
                  16.07
                  15.8
                  15.75
                  14.9
                  15.17
                  15.35
                  15.02
                  15.23
                  15.33
                  15.37
                  15.56
                  15.33
                  15.35
                  15.48
                  15.55
                  15.54
                  15.19
                  15.3
                  15.46
                  15.55
                  15.62
                  15.75
                  16.08
                  16.45
                  16.24
                  16.24
                  16.18
                  15.75
                  15.8
                  14.81
                  15.34
                  16.04
                  15.98
                  15.73
                  15.7
                  15.92
                  15.92
                  15.55
                  15.4
                  15.64
                  15.55
                  15.35
                  14.87
                  15.14
                  15.4
                  15.37
                  15.6
                  15.6
                  15.62
                  15.73
                  15.56
2/28/02           15.69

Past performance is not predictive of future results.

1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2001 of $0.1585 per share.

NUC

Nuveen California Quality Income Municipal Fund, Inc.

Performance
   OVERVIEW As of February 28, 2002



[PIE CHART DATA]:
CREDIT QUALITY
---------------------------------
AAA/U.S. Guaranteed        57%
---------------------------------
AA                         11%
---------------------------------
A                          19%
---------------------------------
BBB                         3%
---------------------------------
NR                          5%
---------------------------------
Other                       5%




PORTFOLIO STATISTICS
------------------------------------------------------
Share Price                                 $16.27
------------------------------------------------------
Net Asset Value                             $15.72
------------------------------------------------------
Market Yield                                 5.86%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.37%
------------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.23%
------------------------------------------------------
Fund Net Assets ($000)                    $529,205
------------------------------------------------------
Average Effective Maturity (Years)           17.91
------------------------------------------------------
Leverage-Adjusted Duration                    9.89
------------------------------------------------------

ANNUALIZED TOTAL RETURN (Inception 11/91)
------------------------------------------------------
                      ON SHARE PRICE        ON NAV
------------------------------------------------------

1-Year                         3.60%         6.76%
------------------------------------------------------
5-Year                         6.98%         6.56%
------------------------------------------------------
10-Year                        7.73%         7.75%
------------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
------------------------------------------------------
U.S. Guaranteed                                28%
------------------------------------------------------
Tax Obligation/Limited                         18%
------------------------------------------------------
Tax Obligation/General                         12%
------------------------------------------------------
Water and Sewer                                 8%
------------------------------------------------------
Healthcare                                      7%
------------------------------------------------------



[BAR CHART DATA]:
2001-2002 MONTHLY TAX-FREE DIVIDENDS PER SHARE2

Mar              $0.0785
Apr               0.0785
May               0.0785
Jun               0.0785
Jul               0.0785
Aug               0.0785
Sep               0.0785
Oct               0.0785
Nov               0.0785
Dec               0.0795
Jan               0.0795
Feb               0.0795



[LINE CHART DATA]:
SHARE PRICE PERFORMANCE

                  Weekly Closing Price
3/1/01           $16.7
                  16.55
                  16.6
                  16.38
                  16.76
                  16.63
                  16.3
                  15.67
                  15.98
                  16
                  16.04
                  15.85
                  15.7
                  15.7
                  15.62
                  15.5
                  15.7
                  15.75
                  15.91
                  15.7
                  15.32
                  15.68
                  15.98
                  16.06
                  16.23
                  16.16
                  16.6
                  16.79
                  16.65
                  16.48
                  16.55
                  16.48
                  16.56
                  15.6
                  16.18
                  16.3
                  16.09
                  16.05
                  16.09
                  16.45
                  16.4
                  16.18
                  16.09
                  16.07
                  16.1
                  15.95
                  15.74
                  15.75
                  15.89
                  15.7
                  15.75
                  15.76
                  15.92
                  16.19
                  16.3
2/28/02           16.31


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 30%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 36.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2001 of $0.0833 per share.

Shareholder
MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois on November 15, 2001.

                                                                         NCA                               NCP
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                                                                                    Preferred  Preferred   Preferred
                                                                        Common          Common         Shares     Shares      Shares
                                                                        Shares          Shares       Series-T   Series-W    Series-F
====================================================================================================================================
Robert P. Bremner
   For                                                                      --      11,586,624          1,645        598       1,562
   Withhold                                                                 --         117,504             21          2           2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --      11,704,128          1,666        600       1,564
====================================================================================================================================
Lawrence H. Brown
   For                                                               22,800,355     11,584,824          1,645        598       1,562
   Withhold                                                            173,000         119,304             21          2           2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             22,973,355     11,704,128          1,666        600       1,564
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                      --      11,584,082          1,637        598       1,557
   Withhold                                                                 --         120,046             29          2           7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --      11,704,128          1,666        600       1,564
====================================================================================================================================
Peter R. Sawers
   For                                                               22,791,217     11,585,138          1,637        598       1,557
   Withhold                                                            182,138         118,990             29          2           7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             22,973,355     11,704,128          1,666        600       1,564
====================================================================================================================================
Judith M. Stockdale
   For                                                                      --      11,582,138          1,637        598       1,557
   Withhold                                                                 --         121,990             29          2           7
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --      11,704,128          1,666        600       1,564
====================================================================================================================================
William J. Schneider
   For                                                                      --              --          1,645        598       1,562
   Withhold                                                                 --              --             21          2           2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                    --              --          1,666        600       1,564
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                               22,794,822             --          1,645        598       1,562
   Withhold                                                            178,533              --             21          2           2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             22,973,355             --          1,666        600       1,564
====================================================================================================================================




11


Shareholder
MEETING REPORT (continued)

                                                                           NCO                                    NQC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                                                       Preferred  Preferred                    Preferred   Preferred
                                                              Common      Shares     Shares            Common     Shares      Shares
                                                              Shares    Series-W   Series-F            Shares   Series-M    Series-W
====================================================================================================================================
Robert P. Bremner
   For                                                     7,321,839       1,958        457        12,528,428      3,418         854
   Withhold                                                  131,263           3         --            87,707         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   7,453,102       1,961        457        12,616,135      3,418         854
====================================================================================================================================
Lawrence H. Brown
   For                                                     7,319,558       1,958        457        12,528,504      3,418         854
   Withhold                                                  133,544           3         --            87,631         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   7,453,102       1,961        457        12,616,135      3,418         854
====================================================================================================================================
Anne E. Impellizzeri
   For                                                     7,319,358       1,958        457        12,530,311      3,418         854
   Withhold                                                  133,744           3         --            85,824         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   7,453,102       1,961        457        12,616,135      3,418         854
====================================================================================================================================
Peter R. Sawers
   For                                                     7,319,058       1,958        457        12,528,504      3,418         854
   Withhold                                                  134,044           3         --            87,631         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   7,453,102       1,961        457        12,616,135      3,418         854
====================================================================================================================================
Judith M. Stockdale
   For                                                     7,321,439       1,958        457        12,531,790      3,418         854
   Withhold                                                  131,663           3         --            84,345         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                   7,453,102       1,961        457        12,616,135      3,418         854
====================================================================================================================================
William J. Schneider
   For                                                            --       1,958        457                --      3,418         854
   Withhold                                                       --           3         --                --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          --       1,961        457                --      3,418         854
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                            --       1,958        457                --      3,418         854
   Withhold                                                       --           3         --                --         --          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                          --       1,961        457                --      3,418         854
====================================================================================================================================


12


                                                         NVC                                                NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
  WAS REACHED AS FOLLOWS:
                                             Preferred     Preferred   Preferred                    Preferred  Preferred   Preferred
                                 Common         Shares        Shares      Shares         Common        Shares     Shares      Shares
                                  Shares      Series-T      Series-W   Series-TH         Shares      Series-M   Series-W    Series-F
====================================================================================================================================
Robert P. Bremner
   For                         21,224,968        2,313         1,656       3,321     19,570,406         1,297      2,546       2,942
   Withhold                       181,215           --            --           2        135,229             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                       21,406,183        2,313         1,656       3,323     19,705,635         1,304      2,551       2,942
====================================================================================================================================
Lawrence H. Brown
   For                         21,216,654        2,313         1,656       3,321     19,562,157         1,297      2,546       2,942
   Withhold                       189,529           --            --           2        143,478             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                       21,406,183        2,313         1,656       3,323     19,705,635         1,304      2,551       2,942
====================================================================================================================================
Anne E. Impellizzeri
   For                         21,206,278        2,311         1,656       3,321     19,561,443         1,297      2,546       2,942
   Withhold                       199,905            2            --           2        144,192             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                       21,406,183        2,313         1,656       3,323     19,705,635         1,304      2,551       2,942
====================================================================================================================================
Peter R. Sawers
   For                         21,216,112        2,311         1,656       3,321     19,555,914         1,297      2,546       2,942
   Withhold                       190,071            2            --           2        149,721             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                       21,406,183        2,313         1,656       3,323     19,705,635         1,304      2,551       2,942
====================================================================================================================================
Judith M. Stockdale
   For                         21,212,337        2,311         1,656       3,321     19,553,425         1,297      2,546       2,942
   Withhold                       193,846            2            --           2        152,210             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                       21,406,183        2,313         1,656       3,323     19,705,635         1,304      2,551       2,942
====================================================================================================================================
William J. Schneider
   For                                 --        2,313         1,656       3,321             --         1,297      2,546       2,942
   Withhold                            --           --            --           2             --             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               --        2,313         1,656       3,323             --         1,304      2,551       2,942
====================================================================================================================================
Timothy R. Schwertfeger
   For                                 --        2,313         1,656       3,321             --         1,297      2,546       2,942
   Withhold                            --           --            --           2             --             7          5          --
------------------------------------------------------------------------------------------------------------------------------------
   Total                               --        2,313         1,656       3,323             --         1,304      2,551       2,942
====================================================================================================================================



                            Nuveen California Municipal Value Fund, Inc. (NCA)
                            Portfolio of
                            INVESTMENTS February 28, 2002 (Unaudited)

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.0%
$       3,115   California Educational Facilities Authority, Revenue Bonds (Pooled         6/10 at 101.00        Baa3     $3,701,305
                 College and University Projects), 2000 Series C,
                 6.750%, 6/01/30
        1,500   California Statewide Community Development Authority, Certificates        12/06 at 105.00         N/R      1,529,760
                 of Participation (San Diego Space and Science Foundation),
                 Series 1996, 7.500%, 12/01/26
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.8%
        1,000   City of Arcadia, California, Hospital Revenue Bonds (Methodist            11/02 at 102.00        BBB+      1,032,210
                 Hospital of Southern California), Series 1992,
                 6.500%, 11/15/12
       12,000   California Health Facilities Financing Authority, Revenue Bonds           12/09 at 101.00          A3     12,758,760
                 (Cedars-Sinai Medical Center), Series 1999A, 6.125%, 12/01/30
        5,000   Central California Joint Powers Health Financing Authority,                2/10 at 101.00        BBB+      5,106,550
                 Certificates of Participation (Community Hospitals of Central
                 California Obligated Group Project), Series 2000, 6.000%, 2/01/30
        2,250   City of Pasadena, California, Insured Health Facilities Revenue Bonds      6/02 at 100.00          A+      2,263,365
                 (Pacific Clinics), Series 1988A, 8.200%, 6/01/18
        1,440   City of Stockton, California, Health Facility Revenue Bonds (Dameron      12/07 at 102.00        BBB+      1,492,373
                 Hospital Association), 1997 Series A, 5.300%, 12/01/08
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.2%
        9,100   ABAG Finance Authority for Nonprofit Corporations, California,               No Opt. Call        BBB-      9,890,244
                 Multifamily Housing Revenue Refunding Bonds (United
                 Dominion/2000 Post Apartments), 2000 Series B, 6.400%, 8/15/30
                 (Alternative Minimum Tax) (Mandatory put 8/15/08)
        3,830   California Statewide Communities Development Authority, Multifamily        7/09 at 102.00         N/R      3,521,034
                 Housing Revenue Bonds (Harbor City Lights Project), Series 1999Y,
                 6.650%, 7/01/39 (Alternative Minimum Tax)
        5,000   California Statewide Communities Development Authority, Multifamily         No Opt. Call         BBB+      5,114,400
                 Housing Refunding Bonds (Archstone Pelican Point Apartments),
                 Issue 1999H (Archstone Communities Trust), 5.300%, 6/01/29
                 (Mandatory put 6/01/08)
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.2%
        2,200   California Housing Finance Agency, Home Mortgage Revenue Bonds,            2/06 at 102.00        AAA       2,322,870
                 1995 Series M, 6.050%, 8/01/15 (Alternative Minimum Tax)
          335   California Rural Home Mortgage Finance Authority, Single Family             No Opt. Call         Aaa         369,033
                 Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                 1993 Series A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)
        2,600   California Rural Home Mortgage Finance Authority, Single Family             No Opt. Call         AAA       2,823,912
                 Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                 1997 Series D, 6.700%, 5/01/29 (Alternative Minimum Tax)
          165   Southern California Home Financing Authority, Single Family Mortgage        No Opt. Call         AAA         175,355
                 Revenue Bonds (GNMA Mortgage-Backed Securities Program),
                 1988 Issue A, 8.125%, 2/01/21 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.0%
        2,720   ABAG Finance Authority for Non-Profit Corporations, California,           10/07 at 102.00        BB+       2,489,371
                 Certificates of Participation (American Baptist Homes of the
                 West Facilities Project), Series 1997A, 5.750%, 10/01/17
        5,945   California Statewide Communities Development Authority, Certificates       4/09 at 101.00       BBB        5,809,573
                 of Participation (The Internext Group), 5.375%, 4/01/17
        2,000   Riverside County Public Financing Authority, California, Certificates of   5/09 at 101.00       BBB-       1,997,640
                 Participation (Air Force Village West, Inc.), 5.750%, 5/15/19
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 5.2%
        7,500   State of California, Various Purpose General Obligation Bonds,             3/10 at 101.00       AAA        8,052,975
                 5.750%, 3/01/27
          700   Los Angeles Unified School District, California, General Obligation        7/10 at 100.00       AAA          778,127
                 Bonds (Election of 1997), 2000 Series D, 5.625%, 7/01/14




14

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)
$       1,845   Oakland Unified School District, Alameda County, California, General        8/08 at 101.00      AAA      $ 1,875,682
                 Obligation Bonds, Series 2001, 5.125%, 8/01/21
        2,325   Temecula Valley Unified School District, County of Riverside, California,   9/06 at 102.00      AAA        2,606,790
                 1990 General Obligation Bonds, Series F, 6.000%, 9/01/20
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.9%
        4,500   Bonita Canyon Public Facilities Financing Authority, California,            3/02 at 103.00      N/R        4,271,805
                 Community Facilities District No. 98-1, Special Tax Bonds,
                 Series 1998, 5.375%, 9/01/28
        9,000   State Public Works Board of the State of California, Lease Revenue Bonds,   1/06 at 100.00      AAA        9,115,110
                 Department of Corrections, 1996 Series A (California Substance Abuse
                 Treatment Facility and State Prison at Corcoran II), 5.250%, 1/01/21
        4,000   State Public Works Board of the State of California, Lease Revenue Bonds   11/09 at 101.00      AAA        4,289,040
                 (California Department of Health Services), 1999 Series A (Richmond
                 Laboratory Project), 5.750%, 11/01/24
        6,000   Community Facilities District No. 98-2 of the Capistrano Unified School     9/09 at 102.00      N/R        5,930,520
                 District, Ladera, California, Special Tax Bonds, Series 1999,
                 5.750%, 9/01/29
        3,995   Chino Unified School District, California, Certificates of Participation    9/05 at 102.00      AAA        4,448,752
                 (1995 Master Lease Program), 6.000%, 9/01/20
        2,800   Community Development Commission of the City of Commerce, California,       8/07 at 102.00      N/R        2,830,716
                 Subordinate Lien Tax Allocation Refunding Bonds (Redevelopment
                 Project No. 1), Series 1997B, 6.000%, 8/01/21
        2,000   Redevelopment Agency of the City of Duarte, California, 1997 Tax            9/07 at 102.00      N/R        2,150,600
                 Allocation Refunding Bonds (Amended Davis Addition Project
                 Area), 6.700%, 9/01/14
          885   Inglewood Public Finance Authority, California, Revenue Bonds, 1992         5/02 at 102.00      BBB          910,470
                 Series B (In-Town, Manchester-Prairie and North Inglewood Industrial
                 Park Redevelopment Project - Redevelopment
                 Loans), 7.000%, 5/01/22
        4,710   City of Milpitas, Santa Clara County, California, Limited Obligation        3/02 at 103.00      N/R        4,859,637
                 Improvement Bonds, Local Improvement District No. 20, 1998
                 Series A, 5.650%, 9/02/13
        3,300   Orange County Development Agency, California, 1993 Tax Allocation           9/03 at 102.00      BBB        3,360,786
                 Revenue Bonds (Santa Ana Heights Project Area), 6.125%, 9/01/23
        8,000   Palmdale Elementary School District, Los Angeles County, California,        8/09 at 101.00      AAA        8,580,160
                 Special Tax Bonds (Community Facilities District No. 90-1),
                 Series 1999, 5.800%, 8/01/29
        3,300   Puerto Rico Highway and Transportation Authority, Transportation            7/12 at 100.00        A        3,348,675
                 Revenue Bonds, Series D, 5.375%, 7/01/36
          495   County of Riverside, California, Mobile Home Park Revenue Bonds (Bravo      4/02 at 100.00      N/R          452,301
                 Mobile Home Park Project), Series 1999B, 6.500%, 3/20/29
        1,440   San Dimas Housing Authority, California, Mobile Home Park Revenue           7/08 at 102.00      N/R        1,357,646
                 Bonds (Charter Oak Mobile Home Estates Acquisition Project),
                 Series 1998A, 5.700%, 7/01/28
        8,000   Redevelopment Agency of the City of San Jose, California, Tax Allocation    2/04 at 102.00      AAA        8,037,840
                 Bonds (Merged Area Redevelopment Project), Series 1993,
                 5.000%, 8/01/20
        2,750   City of San Jose Financing Authority, California, Lease Revenue Bonds,      9/11 at 100.00      AAA        2,780,058
                 Series 2001F (Convention Center Project Refunding), 5.000%, 9/01/20
        1,700   Shafter Joint Powers Financing Authority, California,                       1/07 at 101.00        A        1,847,662
                 Lease Revenue Bonds, 1997 Series A (Community Correctional
                 Facility Acquisition Project), 5.950%, 1/01/11
        1,000   City of Stockton, California, Series 1997A, Community Facilities District   8/05 at 102.00      N/R        1,053,760
                 No. 90-2, Mello-Roos Revenue Bonds (Brookside Estates),
                5.850%, 8/01/09
        3,470   Upland Community Redevelopment Agency, California, Subordinated Tax         4/02 at 101.00      N/R        3,510,530
                 Allocation Notes (Upland Redevelopment Merged Project - Low and
                 Moderate Income Housing Fund Projects), Issue of 1999,
                 6.100%, 10/01/04
        3,000   Virgin Islands Public Finance Authority, Revenue Bonds (Virgin Islands     10/10 at 101.00      BBB-       3,240,030
                 Gross Receipts Taxes Loan Notes), Series 1999A, 6.500%, 10/01/24
        2,570   Vista Joint Powers Financing Authority, California, Special Tax Leases      9/05 at 102.00      N/R        2,602,485
                 Revenue Refunding Bonds, 1997 Series A, 5.875%, 9/01/20



15

                   Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                   Portfolio of
                   INVESTMENTS February 28, 2002 (Unaudited)



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.3%
$      20,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/14 at 101.00      BBB-    $ 12,800,400
                 Refunding Revenue Bonds, Series 1999, 0.000%, 1/15/27
        1,250   City of Fresno, California, Airport Revenue Bonds, Series 2000A,            7/10 at 101.00      AAA        1,310,850
                 5.500%, 7/01/30
        3,000   Port of Oakland, California, Revenue Bonds, 1997 Series G, 5.375%,         11/07 at 102.00      AAA        3,060,210
                 11/01/25 (Alternative Minimum Tax)
        5,000   Airports Commission of the City and County of San Francisco, California,    5/06 at 102.00      AAA        5,172,750
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 10A, 5.625%, 5/01/21 (Alternative Minimum Tax)
        5,925   Airports Commission of the City and County of San Francisco, California,    5/05 at 101.00      AAA        6,633,986
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 11, 6.200%, 5/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.5%
        2,700   California Statewide Communities Development Authority, Certificates        4/03 at 102.00      N/R***     2,876,931
                 of Participation (Pacific Homes), Series A, 6.000%, 4/01/17
                 (Pre-refunded to 4/01/03)
        2,065   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds        No Opt. Call        AAA        2,851,868
                 (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                 (Alternative Minimum Tax)
          865   Inglewood Public Finance Authority, California, 1992 Revenue Bonds (In-     5/02 at 102.00      A-***        890,725
                 Town, Manchester and North Inglewood Industrial Park Redevelopment
                 Projects - Housing Set-Aside Loans), Series C,
                 7.000%, 5/01/22 (Pre-refunded to 5/01/02)
        2,500   Community Redevelopment Agency of the City of Los Angeles, California,      7/02 at 100.00      BBB***     2,541,175
                 Tax Allocation Refunding Bonds (Central Business District
                 Redevelopment Project), Series G, 6.750%, 7/01/10
        8,515   Los Angeles Convention and Exhibition Center Authority, California,        12/05 at 100.00      AAA       10,532,289
                 Certificates of Participation, Series 1985, 9.000%, 12/01/20
                 (Pre-refunded to 12/01/05)
        3,000   Merced Irrigation District, California, 1998 Revenue Certificates of        3/03 at 102.00      AAA        3,193,680
                 Participation (1998 Electric System Project), 6.300%, 3/01/19
                 (Pre-refunded to 3/01/03)
        5,000   Merced Irrigation District, California, 2000 Subordinated Revenue           3/08 at 102.00      AAA        6,138,400
                 Certificates of Participation (Electric System Project), 7.450%,
                 3/01/18 (Pre-refunded to 3/01/08)
        4,000   Modesto Irrigation District Financing Authority, California, Domestic       9/05 at 102.00      AAA        4,534,640
                 Water Project Revenue Bonds, Series 1995C, 5.750%, 9/01/22
                 (Pre-refunded to 9/01/05)
        8,565   City of Palmdale, California, Single Family Mortgage Revenue Bonds          No Opt. Call        AAA        3,990,091
                 (GNMA Mortgage-Backed Securities Program), Series 1988A,
                 0.000%, 3/01/17
        5,190   Sacramento County Sanitation Districts Financing Authority, California,    12/18 at 100.00      Aaa        5,190,519
                 1993 Revenue Bonds, 4.750%, 12/01/23 (Pre-refunded to 12/01/18)
       20,415   County of San Bernardino, California, Single Family Mortgage Revenue        No Opt. Call        AAA        7,010,103
                 Bonds (GNMA Mortgage-Backed Securities Program), Series 1988A,
                 0.000%, 9/01/21 (Alternative Minimum Tax)
        5,050   The Regents of the University of California, Refunding Revenue Bonds        9/02 at 102.00      AAA        5,292,249
                 (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 2.8%
        3,000   California Statewide Communities Development Authority, Certificates of    12/04 at 102.00      N/R        2,672,670
                 Participation (Rio Bravo Fresno Project), 1999 Refunding Series A,
                 6.300%, 12/01/18
          700   Department of Water and Power of Los Angeles, California, Power System      7/11 at 100.00      Aa3          753,186
                 Revenue Bonds, 2001 Series A1, 5.250%, 7/01/15
        3,500   Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental    6/10 at 101.00      Baa2       3,647,455
                 Control Facilities Financing Authority, Cogeneration Facility Revenue
                 Bonds, 2000 Series A, 6.625%, 6/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.0%
           15   Azusa Public Financing Authority, California, Revenue Bonds, Series 1993A   7/03 at 102.00      AAA           15,006
                 (City of Azusa Water System Acquisition Project), 5.000%, 7/01/23
        5,000   Castaic Lake Water Agency, California, Refunding Revenue Certificates of    8/04 at 102.00      AAA        5,524,250
                 Participation (Water System Improvement Projects), Series 1994A,
                 6.300%, 8/01/20



16

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)
$       2,220   South Placer Wastewater Authority, California, Wastewater Revenue          11/10 at 101.00      AAA     $  2,244,463
                 Bonds, Series 2000A, 5.000%, 11/01/20
------------------------------------------------------------------------------------------------------------------------------------
$     266,960   Total Investments (cost $234,980,244) - 98.9%                                                            253,567,808
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       2,905,956
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 256,473,764
====================================================================================================================================

                       * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                            There may be other call provisions at varying prices at later dates.

                      **    Ratings: Using the higher of Standard & Poor's or
                            Moody's rating.

                     *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                            Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                     N/R    Investment is not rated.


See accompanying notes to financial statements.

17

                    Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
                    Portfolio of
                    INVESTMENTS February 28, 2002 (Unaudited)

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.1%
$       2,780   California Health Facilities Financing Authority, Insured Health Facility   5/03 at 102.00       A+     $  2,874,409
                 Revenue Refunding Bonds (Valley Memorial Hospital), Series 1993A,
                 6.000%, 5/01/17
        5,500   California Statewide Community Development Authority, Certificates of       7/07 at 102.00      AA-        5,529,700
                 Participation, Series 1997 (St. Joseph Health System Refunding),
                 5.125%, 7/01/17
                Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospital of Central
                California):
        2,500    5.250%, 2/01/13                                                            2/03 at 102.00      Baa1       2,504,650
        4,720    5.000%, 2/01/23                                                            2/03 at 100.00      Baa1       4,305,537
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.8%
        5,000   California Statewide Communities Development Authority, Apartment           7/08 at 101.00      BBB        5,182,450
                 Development Revenue Refunding Bonds (Irvine Apartment Communities,
                 L.P.), Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
        3,915   The City of Los Angeles, California, Multifamily Housing Revenue Bonds      3/07 at 102.00      AAA        4,100,101
                  (GNMA Collateralized - Ridgecroft Apartments Project), Series 1997E,
                 6.250%, 9/20/39 (Alternative Minimum Tax)
        2,195   Community Development Commission of the County of Los Angeles,              5/03 at 100.00      Aaa        2,227,047
                 California, Mortgage Revenue Refunding Bonds, Series 1993 (FHA-
                 Insured Mortgage Loans - Los Tomas Apartments - Section 8
                 Assisted Project), 6.500%, 7/15/23
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.6%
       12,265   California Housing Finance Agency, Home Mortgage Revenue Bonds,              2/10 at 60.74       AAA       4,757,348
                 Series 1999N, 0.000%, 2/01/18
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.0%
        6,435   State of California, Veterans General Obligation Bonds, Series BT,         12/05 at 101.00      AA-        6,531,461
                 5.375%, 12/01/16 (Alternative Minimum Tax)
        2,500   Hawthorne School District, Los Angeles County, California, General         11/08 at 102.00      AAA        2,634,600
                 Obligation Bonds (1997 Election), 1997 Series A, 5.500%, 5/01/22
        5,355   Long Beach Unified School District, Los Angeles County, California,         8/09 at 101.00      Aaa        5,360,248
                 General Obligation Bonds (1999 Election), Series 2001C,
                 5.000%, 8/01/25
                Los Angeles Unified School District, California, General
                Obligation Bonds (1997 Election), Series 2000D:
          700    5.000%, 7/01/06                                                            No Opt. Call        AA-          765,065
        1,200    5.625%, 7/01/14                                                            7/10 at 100.00      AAA        1,333,932
        8,000    5.375%, 7/01/25                                                            7/10 at 100.00      AAA        8,282,000
        6,000   Commonwealth of Puerto Rico, Bond Payment Obligation Public                 No Opt. Call        AAA        7,325,160
                 Improvement Bonds, Series 1993, 7.000%, 7/01/10
        5,850   Commonwealth of Puerto Rico, General Obligation Public Improvement          7/10 at 100.00      AAA        6,764,999
                 Bonds of 2000, 5.750%, 7/01/26
        3,000   San Jose-Evergreen Community College District, Santa Clara County,          9/10 at 100.00      AAA        3,173,520
                 California, General Obligation Bonds (1998 Election), Series B,
                 5.600%, 9/01/24
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 17.1%
        2,500   Corona Public Financing Authority, California, Superior Lien Revenue        9/09 at 102.00      AAA        2,527,325
                 Bonds, Series 1999A, 5.000%, 9/01/20
        2,000   Cudahy Redevelopment Agency, California, Tax Allocation Refunding           9/03 at 102.00      BBB        2,068,860
                 Bonds (Cudahy Redevelopment Project), Series 1994A, 6.700%, 9/01/24
        2,060   Fruitvale School District, California, Certificates of Participation        6/02 at 100.00      N/R        2,091,951
                 (1990 Improvement Project), 7.875%, 6/01/04



18

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$       5,000   Los Angeles County Metropolitan Transportation Authority, California,       7/03 at 100.00      AAA    $   5,004,500
                 Proposition A Sales Tax Revenue Refunding Bonds, Series 1993A,
                 5.000%, 7/01/21
        4,000   Los Angeles County Metropolitan Transportation Authority, California,       No Opt. Call        AAA        4,509,680
                 Proposition C Sales Tax Revenue Refunding Bonds (Second Senior),
                 Series 1998A, 5.500%, 7/01/09
                Western Nevada County Solid Waste Management System, County of
                Nevada, California, Certificates of Participation (1991
                Project):
        2,025    7.250%, 6/01/08                                                             6/02 at 101.00      BB        2,029,374
        2,500    7.500%, 6/01/21                                                             6/02 at 101.00      BB        2,501,125
        8,800   County of Orange, California, 1996 Recovery Certificates of Participation,   7/06 at 102.00     AAA        9,927,456
                 Series A, 6.000%, 7/01/26
        2,780   Pleasanton Joint Powers Financing Authority, California, Reassessment        9/03 at 102.00     Baa1       2,961,534
                 Revenue Bonds, 1993 Series A, 6.000%, 9/02/05
        4,000   Puerto Rico Highway and Transportation Authority, Transportation             7/12 at 100.00       A        4,059,000
                 Revenue Bonds, Series D, 5.375%, 7/01/36
        6,470   San Leandro Public Financing Authority, City of San Leandro, California,     6/03 at 102.00      A+        6,664,876
                 Certificates of Participation (1993 Seismic Retrofit Financing
                 Project), 5.950%, 6/01/23
                San Marcos Unified School District, California, Special Tax Bonds,
                Community Facilities District No. 5 (Rancho Carillo), Series 1999:
        1,000    5.500%, 9/01/18                                                             3/02 at 103.00     N/R          970,980
        1,750    5.600%, 9/01/29                                                             3/02 at 103.00     N/R        1,668,240
        1,000   City of Stockton, California, Community Facilities District No. 1,           9/06 at 102.00     Baa1       1,047,990
                 Mello-Roos Revenue Bonds (Weston  Ranch), Series 1998A,
                 5.800%, 9/01/14
        1,295   Redevelopment Agency of the City of Suisun City, County of Solano,          10/03 at 102.00     AAA        1,344,689
                 California, 1993 Tax Allocation Refunding Bonds (Suisun City
                 Redevelopment Project), 5.900%, 10/01/23
        1,750   Taft Public Financing Authority, California, Lease Revenue Bonds, 1997       1/07 at 101.00       A        1,906,013
                 Series A (Community Correctional Facility Acquisition Project),
                 5.950%, 1/01/11
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 25.1%
                Foothill/Eastern Transportation Corridor Agency, California, Toll Road
                Refunding Revenue Bonds, Series 1999:
        5,600    0.000%, 1/15/28                                                           1/14 at 101.00       BBB-       3,563,224
       20,000    0.000%, 1/15/29                                                           1/14 at 101.00       BBB-      12,602,400
        6,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road     1/10 at 100.00       AAA        5,925,180
                 Revenue Bonds, Series 1995A, 5.000%, 1/01/35
                City of Long Beach, California, Harbor Revenue Bonds, Series 2000A:
        2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                                 5/10 at 101.00       AA-        3,006,684
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                                 5/10 at 101.00       AA-       12,964,515
        8,550   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,         5/10 at 100.00       AAA        8,966,556
                 11/01/29 (Alternative Minimum Tax)
        5,000   Airports Commission of the City and County of San Francisco, California,   5/05 at 101.00       AAA        5,605,900
                 Second Series Revenue Bonds (San Francisco International Airport),
                Issue 11, 6.250%, 5/01/26 (Alternative Minimum Tax)
       14,000   Airports Commission of the City and County of San Francisco, California,   5/10 at 101.00       AAA       14,455,980
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 25, 5.500%, 5/01/24 (Alternative Minimum Tax)
        2,000   Airports Commission of the City and County of San Francisco, California,   5/11 at 100.00       AAA        2,004,960
                 Second Series Revenue Refunding Bonds (San Francisco International
                 Airport), Issue 27B, 5.000%, 5/01/23
        6,455   San Jose, California, Airport Revenue Bonds, Series 2001A,                 3/11 at 100.00       AAA        6,450,611
                 5.000%, 3/01/25
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.2%
        5,710   State of California, Various Purpose General Obligation Bonds, 5.750%,     3/05 at 101.00       A+***      6,331,819
                 3/01/14 (Pre-refunded to 3/01/05)
        3,000   California Statewide Communities Development Authority, Revenue             No Opt. Call       N/R***      3,308,610
                 Refunding Certificates of Participation (Triad Healthcare), Series
                 1992, 6.250%, 8/01/06
        4,000   County of Contra Costa, California, 1988 Home Mortgage Revenue              No Opt. Call         AAA       5,524,200
                 Bonds (GNMA Mortgage-Backed Securities Program), 8.250%,
                 6/01/21 (Alternative Minimum Tax)



19

          Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
          Portfolio of
          INVESTMENTS February 28, 2002 (Unaudited)



    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)
$       1,000   Redevelopment Agency of the City of Pomona, California, 1997 Tax            6/02 at 102.00      N/R***  $  1,030,660
                 Allocation Refunding Bonds (Holt Avenue/Indian Hill Redevelopment
                 Project), Series S, 5.750%, 6/01/16 (Pre-refunded to 6/01/02)
        4,630   County of Sacramento, California, Airport System PFC and Subordinated       7/06 at 102.00      AAA        5,351,817
                 Revenue Bonds, Series 1996D, 6.000%, 7/01/16 (Pre-refunded to 7/01/06)
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.2%
       10,250   California Pollution Control Financing Authority, Solid Waste Disposal      7/07 at 102.00      N/R        1,110,075
                 Revenue Bonds (CanFibre of Riverside Project), Series 1997A,
                 9.000%, 7/01/19 (Alternative Minimum Tax) #
        5,160   California Statewide Communities Development Authority, Certificates       12/04 at 102.00      N/R        4,596,992
                 of Participation Refunding (Rio Bravo Fresno Project), 1999 Series A,
                 6.300%, 12/01/18
       11,000   City of Chula Vista, California, Industrial Development Revenue Bonds      12/02 at 102.00      AAA       11,542,410
                 (San Diego Gas and Electric Company), 1992 Series A, 6.400%,
                 12/01/27 (Alternative Minimum Tax)
        2,000   Northern California Power Agency, Hydroelectric Project Number One,         7/03 at 102.00      AAA        2,082,380
                 Revenue Bonds, 1993 Refunding Series A, 5.500%, 7/01/16
       10,450   Orange County Public Financing Authority, California, Waste Management      No Opt. Call         Aaa      11,383,290
                 System Refunding Revenue Bonds, Series 1997, 5.250%, 12/01/13
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.8%
                Department of Water and Power of the City of Los Angeles,
                California, Water Works Refunding Revenue Bonds, Second Issue of
                1993:
        3,000    4.500%, 5/15/13                                                            5/03 at 102.00       AA        3,027,960
        4,270    4.500%, 5/15/18                                                            5/03 at 102.00       AA        4,110,217
        3,000   Los Angeles County Sanitation Districts Financing Authority, California,   10/03 at 100.00       AA        2,986,140
                 Capital Projects Revenue Bonds (Senior Ad Valorem Obligation Bonds),
                 1993 Series A, 5.000%, 10/01/23
        8,500   The Metropolitan Water District of Southern California, Water Revenue       7/06 at 100.00      AAA        8,273,900
                 Refunding Bonds, 1996 Series B, 4.750%, 7/01/21
        5,000   Orange County Water District, California, Revenue Certificates of           8/03 at 100.00       AA        5,011,450
                 Participation, Series 1993A, 5.000%, 8/15/18
        2,500   Pajaro Valley Water Management Agency, California, Revenue                  3/09 at 101.00      AAA        2,665,775
                 Certificates of Participation, Series 1999A, 5.750%, 3/01/29
        5,985   Sacramento County Sanitation Districts Financing Authority, California,    12/10 at 101.00       AA        6,614,860
                 Revenue Bonds, Series 2000A (Sacramento Regional County Sanitation
                 District), 5.250%, 12/01/12
        4,000   Sacramento County Sanitation Districts Financing Authority, California,     No Opt. Call        AAA        4,419,520
                 Revenue Refunding Bonds, Series 2001, 5.500%, 12/01/20
        4,585   City of Santa Maria, California, Water and Wastewater Revenue               8/12 at 101.00      AAA        4,133,560
                 Subordinate Certificates of Participation, Series 1997A,
                 0.000%, 8/01/27
        3,000   South Placer Wastewater Authority, California, Wastewater Revenue          11/10 at 101.00      AAA        3,077,130
                 Bonds, Series 2000A, 5.250%, 11/01/27
------------------------------------------------------------------------------------------------------------------------------------
$     310,115   Total Investments (cost $286,058,957) - 98.9%                                                            297,064,595
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       3,409,520
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 300,474,115
====================================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    #    Non-income producing security. On January 1, 2002, CFR
                         Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                    N/R  Investment is not rated.


See accompanying notes to financial statements.

20

                    Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
                    Portfolio of
                    INVESTMENTS February 28, 2002 (Unaudited)

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.9%
$       6,500   California Educational Facilities Authority, Refunding Revenue Bonds        1/08 at 101.00      AAA    $   6,551,740
                 (Stanford University), Series O, 5.125%, 1/01/31
        1,530   The Regents of the University of California, Certificates of                1/10 at 101.00      Aa2        1,564,716
                 Participation (San Diego Campus and Sacramento Projects),
                 2002 Series A, 5.250%, 1/01/20
        6,580   The Regents of the University of California, Revenue Bonds (Multiple        9/08 at 101.00       AA        6,948,414
                 Purpose Project), Series K, 5.000%, 9/01/13
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 7.1%
        6,800   Central Joint Powers Health Financing Authority, Certificates of            2/03 at 100.00      Baa1       6,202,892
                 Participation, Series 1993 (Community Hospital of Central
                 California), 5.000%, 2/01/23
        1,740   Central California Joint Powers Health Financing Authority, Certificates    2/10 at 101.00      BBB+       1,777,079
                 of Participation (Community Hospitals of Central California Obligated
                 Group Project), Series 2000, 6.000%, 2/01/30
                City of Loma Linda, California, Hospital Revenue Bonds (Loma
                Linda University Medical Center Project), Series 1993-A:
        2,590    5.750%, 12/01/03                                                           No Opt. Call        BB-        2,581,194
        3,000    6.500%, 12/01/18                                                          12/03 at 102.00      BB-        2,925,000
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.8%
        1,550   Housing Authority of the County of San Bernardino, California,              No Opt. Call         A3        1,570,538
                 Multifamily Housing Revenue Refunding Bonds (Equity
                 Residential/Redlands Lawn and Tennis Apartments),
                 Issue 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.4%
        4,950   State of California, Various Purpose General Obligation Bonds,              3/10 at 101.00      AAA        5,314,964
                 5.750%, 3/01/27
        5,000   State of California, Veterans General Obligation Bonds, Series BT,         12/05 at 101.00      AA-        5,074,950
                 5.375%, 12/01/16 (Alternative Minimum Tax)
        5,000   Los Angeles Unified School District, California, General Obligation         7/10 at 100.00      AAA        5,176,250
                 Bonds (Election of 1997), Series 2000D, 5.375%, 7/01/25
        1,000   Pomona Unified School District, California, General Obligation Refunding    8/11 at 103.00      AAA        1,172,360
                 Bonds, Series 1997-A, 6.150%, 8/01/15
        3,000   Commonwealth of Puerto Rico, Public Improvement Bonds of 1996               No Opt. Call          A        3,564,990
                 (General Obligation Bonds), 6.500%, 7/01/13
        5,000   San Diego Unified School District, California, 2000 General Obligation      7/10 at 100.00      AAA        5,091,350
                 Bonds (Election of 1998), Series B, 5.125%, 7/01/21
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 20.2%
          760   Inglewood Redevelopment Agency, City of Inglewood, Los Angeles              No Opt. Call         BBB         781,044
                 County, California, 1993 Tax Allocation Bonds (Century Redevelopment
                 Project), Series A, 5.900%, 7/01/03
        2,000   County of Mendocino, California, Certificates of Participation, Series      8/03 at 102.00        A        2,163,720
                 1993 (Mendocino County Public Facilities Financing Corporation),
                 6.000%, 8/15/23
        3,155   Monterey County, California, Certificate of Participation, 2001 Master      8/11 at 100.00      Aaa        3,179,641
                 Plan Financing, 5.000%, 8/01/21
                Western Nevada County Solid Waste Management System, County of
                Nevada, California, Certificates of Participation (1991 Project):
        2,070    7.250%, 6/01/08                                                            6/02 at 101.00       BB        2,074,471
        2,000    7.500%, 6/01/21                                                            6/02 at 101.00       BB        2,000,900
        1,000   City of Ontario, California, Community Facilities District No. 5 (Freeway   9/06 at 102.00      N/R        1,054,300
                 Interchange Project), Special Tax Bonds, Series 1997, 6.375%, 9/01/17



21

                   Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                   Portfolio of
                   INVESTMENTS February 28, 2002 (Unaudited)


    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$      10,900   Ontario Redevelopment Financing Authority, San Bernardino County,           No Opt. Call        AAA    $  14,858,008
                 California, 1995 Revenue Refunding Bonds (Project No. 1),
                 7.400%, 8/01/25
        2,255   San Bernardino County, California, Certificates of Participation, Series    8/05 at 102.00      AAA        2,336,586
                 1995 (Medical Center Financing Project), 5.500%, 8/01/22
        1,200   City of San Jose Financing Authority, California, Lease Revenue Bonds,      9/11 at 100.00      AAA        1,213,116
                 Series 2001F (Convention Center Project Refunding), 5.000%, 9/01/20
        1,005   Redevelopment Agency of the City of Suisun City, County of Solano,         10/03 at 102.00      AAA        1,043,562
                 California, 1993 Tax Allocation Refunding Bonds (Suisun City
                 Redevelopment Project), 5.900%, 10/01/23
        7,000   Community Redevelopment Agency of the City of Union City, California,      10/09 at 101.00      AAA        7,486,220
                 Redevelopment Project Tax Allocation Bonds, Series 1999,
                 5.750%, 10/01/32
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 20.0%
        2,000   Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge     No Opt. Call         AA        2,183,960
                 Revenue Bonds, 2001 Series D, 5.000%, 4/01/10
        8,500   City of Long Beach, California, Harbor Revenue Bonds, Series 2000A,        5/10 at 101.00       AA-        9,327,305
                 5.750%, 5/15/14 (Alternative Minimum Tax)
        4,000   Harbor Department of the City of Los Angeles, California, Revenue Bonds,   8/02 at 102.00        AA        4,158,880
                 Issue B of 1995, 6.625%, 8/01/19 (Alternative Minimum Tax)
        5,250   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,         5/10 at 100.00       AAA        5,505,780
                 11/01/29 (Alternative Minimum Tax)
        5,000   County of Sacramento, California, Airport System Revenue Bonds, Series     7/06 at 102.00       AAA        5,291,250
                 1996, 5.900%, 7/01/24 (Alternative Minimum Tax)
                Airports Commission of the City and County of San Francisco,
                California, Second Series Revenue Bonds (San Francisco
                International Airport), Issue 25:
        2,515    5.500%, 5/01/24 (Alternative Minimum Tax)                                 5/10 at 101.00       AAA        2,596,914
        3,100    5.750%, 5/01/30 (Alternative Minimum Tax)                                 5/10 at 101.00       AAA        3,265,323
        2,500   Airports Commission of the City and County of San Francisco, California,   1/08 at 102.00       AAA        2,690,775
                 Special Facilities Lease Revenue Bonds (San Francisco International
                 Airport - SFO Fuel Company, LLC), Series 2000A, 6.125%, 1/01/27
                 (Alternative Minimum Tax)
        1,250   Airports Commission of the City and County of San Francisco, California,   5/10 at 101.00       AAA        1,260,338
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 26B, 5.000%, 5/01/21
        1,500   Airports Commission of the City and County of San Francisco, California,   5/11 at 100.00       AAA        1,503,720
                 Second Series Revenue Refunding Bonds (San Francisco International
                 Airport), Issue 27B, 5.000%, 5/01/23
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 3.3%
        1,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road     1/07 at 100.00       AAA        1,137,840
                 Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                 (Pre-refunded to 1/01/07)
        4,000   City of Pomona, California, Single Family Mortgage Revenue Refunding        No Opt. Call        AAA        5,151,720
                 Bonds (GNMA and FHLMC Mortgage-Backed Securities), Series
                 1990B, 7.500%, 8/01/23
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.8%
        3,000   California Pollution Control Financing Authority, Pollution Control         4/11 at 102.00      AAA        3,111,720
                 Refunding Revenue Bonds (Pacific Gas and Electric Company),
                 1996A Remarketed, 5.350%, 12/01/16 (Alternative Minimum Tax)
        1,500   California Pollution Control Financing Authority, Pollution Control         9/09 at 101.00      AAA        1,531,800
                 Revenue Refunding Bonds, 1999 Series A, 5.450%, 9/01/29
        6,750   California Pollution Control Financing Authority, Solid Waste Disposal      7/07 at 102.00      N/R          731,025
                 Revenue Bonds (CanFibre of Riverside Project), Series 1997A,
                 9.000%, 7/01/19 (Alternative Minimum Tax) #
        4,500   California Statewide Communities Development Authority, Certificates       12/04 at 102.00      N/R        4,009,005
                 of Participation Refunding (Rio Bravo Fresno Project), 1999 Series A,
                 6.300%, 12/01/18
        8,000   City of Chula Vista, California, Industrial Development Revenue Bonds      12/02 at 102.00      AAA        8,394,480
                 (San Diego Gas and Electric Company), 1992 Series A, 6.400%,
                 12/01/27 (Alternative Minimum Tax)



22

    PRINCIPAL                                                                              OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)
                Merced Irrigation District, California, 2001 Electric System Refunding
                Revenue Bonds (Electric System Project):
$       2,750    6.750%, 9/01/31                                                           9/05 at 102.00       N/R    $   2,768,643
        1,000    6.850%, 9/01/36                                                           9/05 at 102.00       N/R        1,010,740
        4,000   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,       No Opt. Call        AAA        4,486,560
                 5.500%, 7/01/10
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.2%
        4,000   California Department of Water Resources, Water System Revenue            12/11 at 100.00        AA        4,424,360
                 Bonds (Central Valley Project), Series 2001W, 5.500%, 12/01/15
        4,000   The City of Los Angeles, California, Wastewater System Revenue Bonds,     11/03 at 102.00       AAA        3,936,080
                 Series 1993D, 4.700%, 11/01/19
        6,000   The Metropolitan Water District of Southern California, Water Revenue      7/06 at 100.00       AAA        5,840,400
                 Refunding Bonds, 1996 Series B, 4.750%, 7/01/21
       10,000   City of Santa Maria, California, Water and Wastewater Revenue              8/12 at 101.00       AAA        9,015,400
                 Subordinate Certificates of Participation, Series 1997A, 0.000%, 8/01/27
------------------------------------------------------------------------------------------------------------------------------------
$     183,700   Total Investments (cost $179,968,479) - 98.7%                                                            187,042,023
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                       2,495,975
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 189,537,998
====================================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    #    Non-income producing security. On January 1, 2002, CFR
                         Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                   N/R   Investment is not rated.


See accompanying notes to financial statements.



23

                    Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
                    Portfolio of
                    INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.3%
$       5,000   California Educational Facilities Authority, Revenue Bonds (Chapman        10/06 at 102.00      AAA    $   5,010,850
                 University), Series 1996, 5.125%, 10/01/26
                 the Pacific), Series 2000, 5.750%, 11/01/30
        6,000   State Public Works Board of the State of California, Lease Revenue Bonds   10/07 at 102.00        A        6,151,680
                 (Various California State University Project), 1997 Series C,
                 5.400%, 10/01/22
        2,540   The Regents of the University of California, Research Facilities            9/09 at 101.00      AAA        2,540,940
                 Revenue Bonds, 2001 Series E, 5.000%, 9/01/25
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.8%
        2,110   California Health Facilities Financing Authority, Kaiser Permanente        10/08 at 101.00        A        2,214,424
                 Revenue Bonds, Series 1998B, 5.250%, 10/01/12
                Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospital of Central
                California):
        3,250    5.250%, 2/01/13                                                            2/03 at 102.00      Baa1       3,256,045
        7,260    5.500%, 2/01/15                                                            2/03 at 102.00      Baa1       7,289,185
        5,000   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda         12/03 at 102.00      BB-        4,875,000
                 University Medical Center Project), Series 1993-A, 6.500%, 12/01/18
        1,000   City of Stockton, California, Health Facility Revenue Bonds (Dameron       12/07 at 102.00      BBB+       1,024,250
                 Hospital Association), 1997 Series A, 5.700%, 12/01/14
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.3%
       10,000   California Statewide Communities Development Authority, Apartment           7/08 at 101.00      BBB       10,364,900
                 Development Revenue Refunding Bonds (Irvine Apartment Communities,
                 L.P.), Series 1998A, 4.900%, 5/15/25 (Mandatory put 5/15/08)
          400   City of Stanton, California, Multifamily Housing Revenue Bonds              8/07 at 102.00      AAA          415,832
                 (Continental Gardens Apartments), Series 1997, 5.625%, 8/01/29
                 (Alternative Minimum Tax) (Mandatory put 8/01/09)
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9%
       35,750   California Housing Finance Agency, Home Mortgage Revenue Bonds,             8/09 at 40.46       AAA        9,391,883
                 Series 1999K, 0.000%, 8/01/24
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.8%
       14,000   State of California, Various Purpose General Obligation Bonds,              3/10 at 101.00      AAA       15,032,220
                 5.750%, 3/01/27
        2,395   Fontana Unified School District, San Bernardino County, California,         5/09 at 102.00      AAA        2,650,690
                 1997 General Obligation Refunding Bonds, Series D, 5.800%, 5/01/17
       10,060   The City of Los Angeles, California, General Obligation Bonds, Series       9/11 at 100.00       AA       10,139,474
                 2001A, 5.000%, 9/01/21
        3,250   Commonwealth of Puerto Rico, Public Improvement Refunding General           No Opt. Call         AAA       3,569,118
                 Obligation Bonds, 2002 Series A, 5.500%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.2%
        3,000   State Public Works Board of the State of California, Lease Revenue         12/11 at 102.00      AAA        3,009,030
                 Bonds (Department of Mental Health - Hospital Addition), Series
                 2001A, 5.000%, 12/01/21
                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Sales Tax Revenue Bonds, Second Senior
                Lien Series 2000A:
        8,005    5.250%, 7/01/25                                                            7/10 at 101.00      AAA        8,215,451
        6,500    5.250%, 7/01/30                                                            7/10 at 101.00      AAA        6,646,445
        4,130   Manteca Unified School District, San Joaquin County, California,            9/11 at 101.00      AAA        4,145,075
                 Community Facilities District No. 89-2 Special Tax Bonds, 2001
                 Series C, 5.000%, 9/01/23



24

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$       1,685   City of Ontario, California, Community Facilities District No. 5, Special   9/06 at 102.00      N/R    $   1,776,496
                 Tax Bonds (Freeway Interchange Project), Series 1997, 6.375%, 9/01/17
        3,600   Ontario Redevelopment Financing Authority, San Bernardino County,           No Opt. Call        AAA        4,907,232
                 California, 1995 Revenue Refunding Bonds (Project No. 1),
                 7.400%, 8/01/25
       10,075   County of Orange, California, 1996 Recovery Certificates of Participation,  7/06 at 102.00      AAA       11,365,809
                 Series A, 6.000%, 7/01/26
        4,000   Puerto Rico Highway and Transportation Authority, Transportation            7/12 at 100.00        A        4,059,000
                 Revenue Bonds, Series D, 5.375%, 7/01/36
        2,000   Redding Joint Powers Financing Authority, California, Solid Waste and       1/04 at 102.00       A3        2,070,780
                 Corporate Yard Lease Revenue Bonds, Series 1993A, 5.500%, 1/01/13
        9,000   Redevelopment Agency of the City of San Jose, California, Tax Allocation    2/04 at 102.00      AAA        8,716,050
                 Bonds (Merged Area Redevelopment Project), Series 1993,
                 4.750%, 8/01/24
        3,535   City of San Jose Financing Authority, California, Lease Revenue Bonds,      9/11 at 100.00      AAA        3,573,638
                 Series 2001F (Convention Center Project Refunding), 5.000%, 9/01/20
        2,000   Redevelopment Agency of the City of San Leandro, California, 1993 Tax       6/03 at 102.00       A-        2,065,640
                 Allocation Bonds (Plaza 1 and Plaza 2 Redevelopment Projects),
                 Series A, 6.125%, 6/01/23
        5,250   Santa Cruz County Redevelopment Agency, California, Tax Allocation          9/10 at 102.00      AAA        5,401,673
                 Bonds (Live Oak Soquel Community Improvement), Subordinate Lien
                 Series 2000, 5.250%, 9/01/25
        5,850   Community Development Commission of the City of Santa Fe Springs,           9/11 at 101.00      AAA        5,689,301
                 California, Los Angeles County, Tax Allocation Bonds (Consolidated
                 Redevelopment Project), 2001 Series A, 4.750%, 9/01/22
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 28.5%
       18,000   Alameda Corridor Transportation Authority, California, Senior Lien         10/09 at 101.00      AAA       17,905,680
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29
        3,875   Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge     4/11 at 100.00       AA        4,200,074
                 Revenue Bonds, 2001 Series D, 5.000%, 4/01/12
       30,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/14 at 101.00      BBB-      18,903,600
                 Refunding Revenue Bonds, Series 1999, 0.000%, 1/15/29
        2,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/10 at 100.00      AAA        1,975,060
                 Revenue Bonds, Series 1995A, 5.000%, 1/01/35
        9,980   City of Long Beach, California, Harbor Revenue Bonds, Series 2000A,         5/10 at 101.00      AA-       10,273,911
                 5.500%, 5/15/25 (Alternative Minimum Tax)
        9,000   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,          5/10 at 100.00      AAA        9,438,480
                 11/01/29 (Alternative Minimum Tax)
       12,000   Airports Commission of the City and County of San Francisco, California,    5/05 at 101.00      AAA       13,454,160
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 11, 6.250%, 5/01/26 (Alternative Minimum Tax)
       15,000   Airports Commission of the City and County of San Francisco, California,    5/10 at 101.00      AAA       15,799,950
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.6%
       12,830   State of California, Various Purpose General Obligation Bonds, 5.750%,      3/05 at 101.00      A+***     14,227,187
                 3/01/13 (Pre-refunded to 3/01/05)
        3,500   State Public Works Board of the State of California, Lease Revenue         11/04 at 102.00      Aaa        4,020,485
                 Bonds (Department of Corrections), 1994 Series A (California State
                 Prison - Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)
        1,500   California Statewide Communities Development Authority, Revenue             No Opt. Call        N/R***     1,654,305
                 Refunding Certificates of Participation (Triad Healthcare), Series
                 1992, 6.250%, 8/01/06
        1,000   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/07 at 100.00      AAA        1,137,840
                 Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                 (Pre-refunded to 1/01/07)
        2,500   Community Redevelopment Agency of the City of Los Angeles, California,      7/02 at 100.00      BBB***     2,541,175
                 Tax Allocation Refunding Bonds (Central Business District
                 Redevelopment Project), Series G, 6.750%, 7/01/10
        3,500   West Contra Costa Hospital District, California, Insured Health            11/04 at 102.00      N/R***     3,961,160
                 Facility Refunding Revenue Bonds, Series 1994, 6.500%, 11/01/17
                 (Pre-refunded to 11/01/04)



25

                  Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                  Portfolio of
                  INVESTMENTS February 28, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.2%
$       7,945   City of Chula Vista, California, Industrial Development Revenue Bonds      12/02 at 102.00      AAA    $   8,336,768
                 (San Diego Gas and Electric Company), 1992 Series A, 6.400%,
                 12/01/27 (Alternative Minimum Tax)
        5,000   Department of Water and Power of Los Angeles, California, Power             7/11 at 100.00      AAA        5,173,150
                 System Revenue Bonds, 2001 Series A1, 5.250%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.2%
        4,000   California Department of Water Resources, Water System Revenue             12/11 at 100.00       AA        4,387,320
                 Bonds (Central Valley Project), Series 2001W, 5.500%, 12/01/16
                The Metropolitan Water District of Southern California, Water
                Revenue Bonds (1997 Authorization), Series A:
        9,000    5.000%, 7/01/30                                                            1/08 at 101.00      AAA        8,938,710
        4,500    5.000%, 7/01/37                                                            1/08 at 101.00       AA        4,423,455
        5,500   Orange County Water District, California, Revenue Certificates of           8/03 at 100.00       AA        5,512,592
                 Participation, Series 1993A, 5.000%, 8/15/18
------------------------------------------------------------------------------------------------------------------------------------
$     340,275   Total Investments (cost $296,463,967) - 97.8%                                                            315,049,743
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%
$         500   California Statewide Community Development Authority, Variable Rate                              A-1         500,000
=============    Demand Revenue Bonds (Fremont-Rideout Health Group),
                 Series 2001A, 1.250%, 1/01/31+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                       6,322,924
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 321,872,667
====================================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Investment is not rated.



See accompanying notes to financial statements

26

                    Nuveen California Select Quality Municipal Fund, Inc. (NVC)
                    Portfolio of
                    INVESTMENTS February 28, 2002 (Unaudited)

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.7%
$       9,150   California Pollution Control Financing Authority, Sewage and Solid         12/06 at 101.00       A+    $   9,495,870
                 Waste Disposal Facilities Revenue Bonds (Anheuser-Busch Project),
                 Series 1996, 5.750%, 12/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.1%
        6,000   The Regents of the University of California, Refunding Revenue Bonds        9/03 at 102.00      AAA        6,008,580
                 (1989 Multiple Purpose Projects), Series C, 5.000%, 9/01/23
        5,125   The Regents of the University of California, Research Facilities            9/09 at 101.00      AAA        5,142,271
                 Revenue Bonds, 2001 Series E, 5.000%, 9/01/22
------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 1.8%
        9,500   California Pollution Control Financing Authority, Exempt Facilities        12/06 at 102.00      AAA        9,870,880
                 Revenue Bonds, Series 1996 (Mobil Oil Corporation Project),
                 5.500%, 12/01/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.2%
       13,500   California Health Facilities Financing Authority, Revenue Bonds (Cedars-   12/09 at 101.00       A3       14,353,605
                 Sinai Medical Center), Series 1999A, 6.125%, 12/01/30
        3,000   California Health Facilities Financing Authority, Insured Health Facility   7/04 at 102.00      AAA        2,963,160
                 Refunding Revenue Bonds (Catholic Healthcare West), 1994
                 Series A, 4.750%, 7/01/19
        5,000   California Statewide Community Development Authority, Certificates of       7/07 at 102.00      AA-        5,027,000
                 Participation, Series 1997 (St. Joseph Health System Refunding),
                 5.125%, 7/01/17
       14,000   California Statewide Communities Development Authority, Certificates        7/10 at 101.00      BBB       14,625,940
                 of Participation (Catholic Healthcare West), 6.500%, 7/01/20
        1,775   California Statewide Communities Development Authority, Certificates        7/03 at 102.00      AA-        1,796,158
                 of Participation (St. Joseph Health System Obligated Group),
                 5.500%, 7/01/23
        9,350   City of Loma Linda, California, Hospital Revenue Refunding Bonds           12/03 at 102.00      AAA        9,514,467
                 (Loma Linda University Medical Center Project), Series 1993-C,
                 5.375%, 12/01/22
        6,000   County of Madera, California, Certificates of Participation (Valley         3/05 at 102.00      AAA        6,264,960
                 Children's Hospital Project), Series 1995, 5.750%, 3/15/28
        1,050   City of Stockton, California, Health Facility Revenue Bonds (Dameron       12/07 at 102.00      BBB+       1,084,629
                 Hospital Association), 1997 Series A, 5.450%, 12/01/10
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 5.5%
        3,370   California Housing Finance Agency, Single Family Mortgage Bonds             5/05 at 102.00      AAA        3,551,609
                 (Senior), 1995 Issue A-2, 6.350%, 8/01/15 (Alternative Minimum Tax)
        1,130   California Housing Finance Agency, Single Family Mortgage Bonds            10/05 at 102.00      AAA        1,204,637
                 (Mezzanine), 1995 Issue B-2, 6.250%, 8/01/14
                 (Alternative Minimum Tax)
        5,795   California Housing Finance Agency, Single Family Mortgage Bonds            10/05 at 102.00      AAA        5,964,967
                 (Senior), 1995 Issue B-2, 6.250%, 2/01/18 (Alternative Minimum Tax)
        4,170   California Housing Finance Agency, Home Mortgage Revenue Bonds,             2/06 at 102.00      AAA        4,347,600
                 1995 Series M, 6.150%, 8/01/27 (Alternative Minimum Tax)
        3,460   California Housing Finance Agency, Home Mortgage Revenue Bonds,             8/06 at 102.00      Aa2        3,634,938
                 1996 Series H, 6.250%, 8/01/27 (Alternative Minimum Tax)
       38,660   California Housing Finance Agency, Home Mortgage Revenue Bonds,              8/10 at 27.19      AAA        6,424,519
                 2000 Series T, 0.000%, 2/01/32 (Alternative Minimum Tax)
          975   California Rural Home Mortgage Finance Authority, Single Family             No Opt. Call        AAA        1,037,010
                 Mortgage Revenue Bonds (Mortgage-Backed Securities Program),
                 1995 Series B, 7.750%, 9/01/26 (Alternative Minimum Tax)
        3,560   Puerto Rico Housing Bank and Finance Agency, Single Family Mortgage         4/05 at 102.00      AAA        3,707,384
                 Revenue Bonds (Affordable Housing Mortgage Subsidy Program),
                 Portfolio I, 6.250%, 4/01/29 (Alternative Minimum Tax)



27

                  Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                  Portfolio of
                  INVESTMENTS February 28, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 19.8%
$       1,500   State of California, General Obligation Various Purpose Bonds,              6/10 at 100.00       A+    $   1,555,755
                 5.500%, 6/01/25
       24,555   State of California, Veterans General Obligation Bonds, Series BJ,         12/06 at 102.00      AA-       24,944,688
                 5.650%, 12/01/24 (Alternative Minimum Tax)
                State of California, Various Purpose General Obligation Bonds:
        4,700    5.625%, 5/01/22                                                            5/10 at 101.00      AAA        4,993,656
        7,000    5.500%, 9/01/24                                                            9/09 at 101.00       A+        7,267,120
       10,000    5.750%, 3/01/27                                                            3/10 at 101.00      AAA       10,737,300
       10,250    4.750%, 4/01/29                                                            4/09 at 101.00      AAA        9,820,218
        5,515   Fresno Unified School District, Fresno County, California, 2001 General     8/09 at 102.00      AAA        5,520,956
                 Obligation Bonds (Election of 1995), Series E, 5.000%, 8/01/25
       10,060   The City of Los Angeles, California, General Obligation Bonds, Series       9/11 at 100.00       AA       10,162,310
                 2001A, 5.000%, 9/01/20
       13,020   Los Angeles Unified School District, California, General Obligation Bonds   7/08 at 101.00      AAA       13,058,800
                 (Election of 1997), Series 1998B, 5.000%, 7/01/23
        6,030   Los Angeles Unified School District, California, General Obligation Bonds   7/10 at 100.00      AAA        6,242,558
                 (Election of 1997), Series 2000D, 5.375%, 7/01/25
        2,200   Oakland Unified School District, Alameda County, California, General        8/08 at 101.00      AAA        2,236,586
                 Obligation Bonds, Series 2001, 5.125%, 8/01/21
        3,350   Oakland Unified School District, Alameda County, California, General        8/12 at 100.00      AAA        3,460,852
                 Obligation Bonds, Series 2002, 5.250%, 8/01/21 (WI, settling 3/13/02)
        6,500   Commonwealth of Puerto Rico, Public Improvement Refunding General           No Opt. Call        AAA        7,138,235
                 Obligation Bonds, 2002 Series A, 5.500%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.6%
        1,085   Avalon Community Improvement Agency, California, Community                  8/02 at 101.00       A-        1,111,604
                 Improvement Project Area Tax Allocation Bonds, Series 1991 A,
                 7.250%, 8/01/21
        5,045   State Public Works Board of the State of California, Lease Revenue          3/12 at 100.00      AAA        5,190,801
                 Bonds (Department of Corrections), Series 2002A, 5.250%, 3/01/22
                 (WI, settling 3/13/02)
        6,000   Cerritos Public Financing Authority, California, 1993 Revenue Bonds,       11/03 at 102.00        A        6,219,120
                 Series A (Los Cerritos Redevelopment Project Loan), 6.050%, 11/01/20
        5,000   Culver City Redevelopment Financing Authority, California, 1993 Tax        11/03 at 102.00      AAA        5,004,750
                 Allocation Refunding Revenue Bonds, 5.000%, 11/01/23
        3,000   La Quinta Redevelopment Agency, Riverside County, California, Tax           9/11 at 102.00      AAA        3,030,090
                 Allocation Bonds (La Quinta Redevelopment Project Area No. 1),
                 Series 2001, 5.000%, 9/01/21
        3,510   Long Beach Bond Finance Authority, California, Lease Revenue and           10/07 at 102.00      AAA        3,499,786
                 Refunding Bonds (Civic Center Project), 1997 Series A,
                 5.000%, 10/01/27
       16,500   Los Angeles County Metropolitan Transportation Authority, California,       7/08 at 101.00      AAA       16,534,155
                 Proposition C Sales Tax Revenue Bonds (Second Senior), Series
                 1998A Refunding, 5.000%, 7/01/23
        3,000   Los Angeles County Metropolitan Transportation Authority, California,       7/10 at 101.00      AAA        3,078,870
                 Proposition C Sales Tax Revenue Bonds (Second Senior Lien),
                 Series 2000A, 5.250%, 7/01/25
        3,000   Los Angeles County Public Works Finance Authority, California, Revenue     10/07 at 101.00       AA        3,036,720
                 Bonds, Series 1997A (Los Angeles County Regional Park and Open
                 Space District), 5.000%, 10/01/19
        4,750   Montclair Redevelopment Agency, California, Mobile Home Park Revenue       12/10 at 102.00      N/R        4,749,430
                 Bonds (Monterey Manor Estates Project), Series 2000, 6.400%, 12/15/30
                Monterey County, California, Certificate of Participation, 2001 Master
                Plan Financing:
        2,075    5.000%, 8/01/19                                                            8/11 at 100.00      Aaa        2,110,026
        6,000    5.000%, 8/01/26                                                            8/11 at 100.00      Aaa        5,987,160
        3,605   Oakland State Building Authority, California, Lease Revenue Bonds           4/08 at 101.00      AAA        3,615,527
                 (Elihu M. Harris State Office Building), 1998 Series A, 5.000%, 4/01/23
        2,280   Ontario Redevelopment Financing Authority, California, Lease Revenue        8/11 at 101.00      AAA        2,413,357
                 Bonds (Capital Projects), Series 2001, 5.250%, 8/01/18




28

   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$       2,185   Pleasanton Joint Powers Financing Authority, California, Reassessment       9/03 at 102.00      Baa1   $   2,289,924
                  Revenue Bonds, 1993 Series A, 6.150%, 9/02/12
       10,000   Puerto Rico Highway and Transportation Authority, Transportation            7/10 at 101.00        A       11,801,700
                 Revenue Bonds, Series B, 6.000%, 7/01/31
       12,500   Rancho Cucamonga Redevelopment Agency, California, Tax Allocation           9/11 at 100.00      AAA       12,602,875
                 Revenue Bonds (Rancho Redevelopment Project), Series 2001,
                 5.125%, 9/01/30
          360   Riverside Public Financing Authority, Riverside County, California, 1991    8/02 at 101.00      N/R          367,596
                 Revenue Bonds, Series A (Multiple Project Loans), 8.000%, 2/01/18
        5,235   City and County of San Francisco Redevelopment Financing Authority,         8/03 at 103.00        A        5,292,533
                 California, Tax Allocation Revenue Bonds (San Francisco
                 Redevelopment Projects), 1993 Series C, 5.125%, 8/01/18
       10,000   Redevelopment Agency of the City of San Jose, California, Tax Allocation    8/08 at 102.00        A       10,084,200
                 Bonds (Merged Area Redevelopment Project), Series 1998,
                 5.250%, 8/01/29
        2,200   City of San Jose Financing Authority, California, Lease Revenue Bonds,      9/11 at 100.00      AAA        2,224,046
                 Series 2001F (Convention Center Project Refunding), 5.000%, 9/01/20
        2,000   City of Vista, California, Mobile Home Park Subordinate Revenue Bonds       3/09 at 102.00      N/R        1,805,380
                 (Vista Manor Mobile Home Park Project), Series 1999B, 5.750%, 3/15/29
        5,000   City of West Hollywood, Los Angeles County, California, 1998 Refunding      2/08 at 102.00      AAA        5,001,400
                 Certificates of Participation (City of West Hollywood Public Facilities
                 Corporation), 5.000%, 2/01/25
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 11.7%
        5,000   Alameda Corridor Transportation Authority, California, Senior Lien         10/09 at 101.00      AAA        4,973,800
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29
        8,300   Foothill/Eastern Transportation Corridor Agency, California, Toll Road      1/10 at 100.00      AAA        8,196,499
                 Revenue Bonds, Series 1995A, 5.000%, 1/01/35
        7,500   Harbor Department of the City of Los Angeles, California, Revenue           8/06 at 101.00      AAA        8,221,575
                 Bonds, Issue of 1996, 6.200%, 8/01/25 (Alternative Minimum Tax)
        8,000   Port of Oakland, California, Revenue Bonds, 2000 Series K, 5.750%,          5/10 at 100.00      AAA        8,389,760
                 11/01/29 (Alternative Minimum Tax)
        3,450   Airports Commission of the City and County of San Francisco, California,    5/04 at 102.00      AAA        3,762,674
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 5, 6.500%, 5/01/24 (Alternative Minimum Tax)
       20,000   Airports Commission of the City and County of San Francisco, California,    5/10 at 101.00      AAA       21,066,600
                  Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax)
        5,000   Airports Commission of the City and County of San Francisco, California,    5/11 at 100.00      AAA        5,254,050
                 Second Series Revenue Refunding Bonds (San Francisco International
                 Airport), Issue 27B, 5.250%, 5/01/18
        3,665   Airports Commission of the City and County of San Francisco, California,    5/12 at 100.00      AAA        3,778,065
                 Second Series Revenue Refunding Bonds (San Francisco International
                 Airport), Issue 28A, 5.250%, 5/01/18 (Alternative Minimum Tax)
                 (WI, settling 3/14/02)
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 6.1%
        3,000   California Pollution Control Financing Authority, Solid Waste Revenue       7/02 at 102.00      Aaa        3,505,590
                 Bonds (North County Recycling Center), 1991 Series A,
                 6.750%, 7/01/17
        2,000   State Public Works Board of California (The Trustees of The California      9/05 at 100.00      A***       2,247,180
                 State University), Lease Revenue Bonds, 1995 Series A (Various
                 California State University Projects), 6.000%, 9/01/15
                 (Pre-refunded to 9/01/05)
        3,000   California Statewide Communities Development Authority, Certificates        4/03 at 102.00      N/R***     3,196,590
                 of Participation (Pacific Homes), Series A, 6.000%, 4/01/17
                 (Pre-refunded to 4/01/03)
        2,110   County of Contra Costa, California, 1989 Home Mortgage Revenue Bonds        5/05 at 100.00      AAA        2,579,201
                 (GNMA Mortgage-Backed Securities Program), 7.700%, 11/01/09
                 (Alternative Minimum Tax)
       10,000   Los Angeles County Public Works Finance Authority, California, Revenue     10/04 at 102.00      Aa3***    11,227,700
                 Bonds, Series 1994A (Los Angeles County Regional Park and Open
                 Space District), 6.000%, 10/01/15 (Pre-refunded to 10/01/04)
        1,705   City of Palm Springs Financing Authority, California, Tax Allocation        8/05 at 100.00      N/R***     1,955,788
                 Revenue Bonds, 1991 Series B (Agency Loans), 6.800%, 8/01/11
                 (Pre-refunded to 8/01/05)


29

                   Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                   Portfolio of
                   INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)
$       5,000   Puerto Rico Infrastructure Financing Authority, Special Obligation         10/10 at 101.00      AAA    $   5,261,550
                 Bonds, 2000 Series A, 5.500%, 10/01/32
        3,300   The Regents of the University of California, Refunding Revenue Bonds        9/02 at 102.00      AAA        3,458,301
                 (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.4%
        2,000   Anaheim Public Financing Authority, California, Electric and Generation    10/12 at 100.00      AAA        2,115,680
                 System Refunding Revenue Bonds, Series 2002B, 5.250%, 10/01/18
                 (WI, settling 3/12/02)
       10,350   California Pollution Control Financing Authority, Pollution Control         No Opt. Call         AA-      11,899,602
                 Revenue Bonds (San Diego Gas and Electric Company), 1991 Series A,
                 6.800%, 6/01/15 (Alternative Minimum Tax)
        9,550   California Pollution Control Financing Authority, Pollution Control         6/02 at 102.00       BB        9,381,538
                 Revenue Bonds (Southern California Edison Company), 1991 Series,
                 6.900%, 12/01/17 (Alternative Minimum Tax)
        5,000   Department of Water and Power of the City of Los Angeles, California,       7/11 at 100.00      AAA        5,239,000
                 Power System Revenue Refunding Bonds, Series 2001A2,
                 5.375%, 7/01/20
        5,225   City of Los Angeles, California, Sanitation Equipment Charge Revenue        2/11 at 100.00      AAA        5,488,706
                 Bonds, Series 2001A, 5.250%, 2/01/18
       10,000   Merced Irrigation District, California, 2001 Electric System Refunding      9/05 at 102.00      N/R       10,107,400
                 Revenue Bonds (Electric System Project), 6.850%, 9/01/36
        7,000   Sacramento Municipal Utility District, California, Electric Revenue         8/11 at 100.00      AAA        6,974,380
                 Bonds, Series 2001N, 5.000%, 8/15/28
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.3%
       14,800   The City of Los Angeles, California, Wastewater System Revenue Bonds,       6/08 at 101.00      AAA       14,723,780
                 Series 1998-A, 5.000%, 6/01/28
        5,000   The Metropolitan Water District of Southern California, Water Revenue       1/08 at 101.00       AA        4,975,250
                 Bonds, 1997 Authorization, Series A, 5.000%, 7/01/26
        2,525   Sacramento County Sanitation Districts Financing Authority, California,     No Opt. Call        AAA        2,789,822
                 Revenue Refunding Bonds, Series 2001, 5.500%, 12/01/20
       17,670   Public Utilities Commission of the City and County of San Francisco,       11/11 at 100.00      AAA       17,702,336
                 California, Water Revenue Bonds, Series 2001A, 5.000%, 11/01/24
                South Gate Utility Authority, California, Subordinate Revenue
                Bonds, 2001 Series (Water and Sewer System Projects):
        2,250    5.000%, 10/01/22                                                          10/11 at 102.00      AAA        2,264,670
        2,500    5.000%, 10/01/26                                                          10/11 at 102.00      AAA        2,498,122
------------------------------------------------------------------------------------------------------------------------------------
$     548,480   Total Investments (cost $506,942,497) - 98.2%                                                            533,445,477
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.7%
$       9,500   California Pollution Control Financing Authority, Solid Waste Disposal                           A-1+      9,500,000
=============    Revenue Bonds (Shell Martinez Refining Project), Variable Rate
                 Demand Obligations, Series 1996B, 1.250%, 10/01/31+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                         737,319
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 543,682,796
====================================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.



See accompanying notes to financial statements.



30

                    Nuveen California Quality Income Municipal Fund, Inc. (NUC)
                    Portfolio of
                    INVESTMENTS February 28, 2002 (Unaudited)


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.7%
$       8,975   California Educational Facilities Authority, Revenue Bonds (University     11/10 at 100.00      Aaa    $   9,622,905
                 of the Pacific), Series 2000, 5.750%, 11/01/30
        4,000   State Public Works Board of California, Lease Revenue Refunding Bonds       3/06 at 102.00      AAA        4,253,800
                 (California Community Colleges), 1996 Series B (Various Community
                 Colleges Projects), 5.625%, 3/01/19
        1,000   California Statewide Communities Development Authority, Auxiliary           4/06 at 101.00      AAA        1,086,220
                 Organization Revenue Certificates of Participation (The University
                 Corporation - California State University (Northridge)), Series 1996,
                 6.000%, 4/01/26
        3,500   The Regents of the University of California, 1993 Refunding Certificates   11/03 at 102.00      Aa2        3,579,205
                 of Participation (UCLA Central Chiller/Cogeneration Facility),
                 5.600%, 11/01/20
        1,615   The Regents of the University of California, Certificates of                1/10 at 101.00      Aa2        1,645,346
                 Participation (San Diego Campus and Sacramento Projects), 2002
                 Series A, 5.250%, 1/01/21
        7,500   The Regents of the University of California, Multiple Purpose Project       9/08 at 101.00       AA        7,632,000
                 Revenue Bonds, Series K, 5.300%, 9/01/30
                The Regents of the University of California, Research Facilities
                Revenue Bonds, 2001 Series E:
        2,305    5.000%, 9/01/23                                                            9/09 at 101.00      AAA        2,311,039
        5,150    5.000%, 9/01/24                                                            9/09 at 101.00      AAA        5,155,768
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 6.8%
                California Health Facilities Financing Authority, Revenue Bonds (Cedars-
                Sinai Medical Center) Series 1999A:
       10,400    6.125%, 12/01/30                                                          12/09 at 101.00       A3       11,057,592
       15,000    6.250%, 12/01/34                                                          12/09 at 101.00       A3       16,078,950
        4,000   California Health Facilities Financing Authority, Insured Health            5/03 at 102.00       A+        4,135,840
                 Facility Revenue Refunding Bonds (Valley Memorial Hospital),
                 Series 1993A, 6.000%, 5/01/17
        1,250   California Statewide Communities Development Authority, Hospital            No Opt. Call          A3       1,417,263
                 Revenue Certificates of Participation (Cedars-Sinai Medical Center),
                 Series 1992, 6.500%, 8/01/12
        3,110   City of Loma Linda, California, Hospital Revenue Bonds (Loma Linda         12/03 at 102.00      BB-        3,032,250
                 University Medical Center Project), Series 1993-A, 6.500%, 12/01/18
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.5%
        5,250   California Housing Finance Agency, Multi-Unit Rental Housing Revenue        8/02 at 102.00      Aa3        5,386,238
                 Bonds, Series 1992B-II, 6.700%, 8/01/15
        1,000   California Statewide Communities Development Authority, Apartment           7/08 at 101.00      BBB        1,034,870
                 Development Revenue Refunding Bonds (Irvine Apartment Communities,
                 L.P.), Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/15/10)
        1,840   City of Stanton, California, Multifamily Housing Revenue Bonds              8/07 at 102.00      AAA        1,912,827
                 (Continental Gardens Apartments), Series 1997, 5.625%,
                 8/01/29 (Alternative Minimum Tax) (Mandatory put 8/01/09)
        8,000   City of Vista, California, Multifamily Housing Revenue Refunding Bonds      4/02 at 102.00      AAA        8,170,480
                 (Vista Hacienda Project), 1992 Series A, 6.950%, 4/01/17
                Housing Authority of the County of Yolo, California, 1992
                Refunding Revenue Bonds, Series A (Russell Park Apartments):
        1,000    6.900%, 11/01/08                                                           5/02 at 103.00      Aa2        1,031,650
        1,030    7.000%, 11/01/14                                                           5/02 at 103.00      Aa2        1,063,115



31

                 Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                 Portfolio of
                 INVESTMENTS February 28, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 3.2%
$      34,250   California Housing Finance Agency, Home Mortgage Revenue Bonds,              8/09 at 40.46       AAA   $   8,997,818
                 1999 Series K, 0.000%, 8/01/24
       38,665   California Housing Finance Agency, Home Mortgage Revenue Bonds,              8/10 at 27.19       AAA       6,425,350
                 2000 Series T, 0.000%, 2/01/32 (Alternative Minimum Tax)
        1,530   County of Riverside, California, Single Family Mortgage Revenue Bonds       No Opt. Call         AAA       1,630,093
                 (GNMA Mortgage-Backed Securities Program), Issue B of 1989,
                 7.600%, 11/01/19 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 12.2%
       10,000   State of California, Various Purpose General Obligation Bonds,              No Opt. Call          A+      11,465,700
                 6.400%, 9/01/07
       14,000   State of California, General Obligation Bonds, 4.750%, 2/01/29              2/09 at 101.00      AAA       13,414,800
       13,665   State of California, General Obligation Veterans Welfare Bonds, Series     12/03 at 102.00      AA-       13,708,591
                 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)
        9,500   State of California, Veterans General Obligation Bonds, Series BJ,         12/06 at 102.00      AA-        9,657,605
                 5.700%, 12/01/32
        1,000   State of California, Various Purpose General Obligation Bonds,              4/09 at 101.00      AAA          958,070
                 4.750%, 4/01/29
        5,255   Livermore Valley Joint Unified School District, Alameda County,             8/11 at 100.00      AAA        5,317,482
                 California, General Obligation Bonds (Election of 1999),
                 Series 2001, 5.125%, 8/01/26
        5,935   Long Beach Unified School District, Los Angeles County, California,         8/09 at 101.00      Aaa        5,920,341
                 General Obligation Bonds (Election of 1999), Series 2001C,
                 5.000%, 8/01/27
        2,000   Los Angeles Unified School District, California, General Obligation         7/10 at 100.00      AAA        2,070,500
                 Bonds (Election of 1997), Series 2000D, 5.375%, 7/01/25
        1,950   Commonwealth of Puerto Rico, Public Improvement Refunding General           No Opt. Call        AAA        2,141,471
                 Obligation Bonds, 2002 Series A, 5.500%, 7/01/20
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.0%
        2,030   State Public Works Board of California, Lease Revenue Bonds,                3/12 at 100.00      AAA        2,092,402
                 Department of General Services, Series 2002C, 5.250%, 3/01/21
                 (WI, settling 3/13/02)
        1,200   City of Coalinga, California, Certificates of Participation (1989           4/02 at 100.00        A        1,205,580
                 Coalinga Return to Custody Facility), 7.000%, 4/01/10
                Community Development Commission of the City of Commerce,
                California, Tax Allocation Refunding Bonds (Merged Redevelopment
                Project), Series 1998A:
        1,000    5.650%, 8/01/18                                                            8/08 at 102.00      N/R        1,005,340
        2,765    5.700%, 8/01/28                                                            8/08 at 102.00      N/R        2,750,290
        2,100   Cudahy Redevelopment Agency, California, Tax Allocation Refunding           9/03 at 102.00      BBB        2,172,303
                 Bonds (Cudahy Redevelopment Project), Series 1994A,
                 6.700%, 9/01/24
        5,000   Culver City Redevelopment Financing Authority, California, 1993 Tax        11/03 at 102.00      AAA        4,831,200
                 Allocation Refunding Revenue Bonds, 4.600%, 11/01/20
        2,725   City of Fresno, California, Certificates of Participation (Street          12/02 at 100.00       A+        2,812,663
                 Improvement Project), Series 1992, 6.625%, 12/01/11
        4,000   Inland Empire Solid Waste Financing Authority, California, Revenue          No Opt. Call         AAA       4,599,720
                 Bonds, 1996 Series B (Landfill Improvement Financing Project),
                 6.250%, 8/01/11 (Alternative Minimum Tax)
        2,300   City of Irvine, California, Mobile Home Park Revenue Bonds (Meadows         3/08 at 102.00      N/R        2,229,620
                 Mobile Home Park Project), Series 1998A, 5.700%, 3/01/18
        8,000   Los Angeles County Metropolitan Transportation Authority, California,       7/10 at 101.00      AAA        8,210,320
                 Proposition C Sales Tax Revenue Bonds (Second Senior Lien), Series
                 2000A, 5.250%, 7/01/25
        3,005   Monterey County, California, Certificate of Participation, 2001 Master      8/11 at 100.00      Aaa        3,035,260
                 Plan Financing, 5.000%, 8/01/20
        2,500   Western Nevada County Solid Waste Management System, County of              6/02 at 101.00       BB        2,501,125
                 Nevada, California, Certificates of Participation (1991 Project),
                 7.500%, 6/01/21
        2,570   Oceanside Mobile Home Park Financing Authority, California, Mobile          3/08 at 102.00      N/R        2,460,390
                 Home Park Revenue Bonds (Laguna Vista Mobile Estates Acquisition
                 Project), Series 1998, 5.800%, 3/01/28
       15,300   Ontario Redevelopment Financing Authority, San Bernardino County,           No Opt. Call         AAA      20,855,736
                 California, 1995 Revenue Refunding Bonds (Project No. 1),
                 7.400%, 8/01/25
        3,400   Orange County Development Agency, California, 1993 Tax Allocation           9/03 at 102.00      BBB        3,462,628
                 Revenue Bonds (Santa Ana Heights Project Area), 6.125%, 9/01/23



32


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)
$       3,000   Orange County Local Transportation Authority, Orange County, California,    No Opt. Call         AA+   $   3,405,510
                 Measure M Sales Tax Revenue Bonds (Limited Tax), 6.000%, 2/15/07
        5,200   County of Orange, California, 1996 Recovery Certificates of                 7/06 at 102.00      AAA        5,866,224
                 Participation, Series A, 6.000%, 7/01/26
        6,500   Puerto Rico Highway and Transportation Authority, Transportation            7/12 at 100.00        A        6,595,875
                 Revenue Bonds, Series D, 5.375%, 7/01/36
        3,040   County of Riverside, California, Mobile Home Park Revenue Bonds             3/09 at 102.00      N/R        2,780,171
                 (Bravo Mobile Home Park Project), Series 1999B, 5.900%, 3/20/29
        5,000   City of San Diego Convention Center Expansion Financing Authority,         10/08 at 101.00      AAA        4,815,150
                 California, Lease Revenue Bonds, Series 1998A, 4.750%, 4/01/28
        2,500   City of San Jose Financing Authority, California, Lease Revenue Bonds,      9/11 at 100.00      AAA        2,527,325
                 Series 2001F (Convention Center Project Refunding), 5.000%, 9/01/20
        2,000   San Jose Unified School District, Santa Clara County, California,           6/07 at 101.00      AAA        2,112,820
                 Certificates of Participation, 5.750%, 6/01/24
        3,000   City of Santa Barbara, California, Certificates of Participation (Harbor   10/02 at 102.00       A2        3,141,030
                 Refunding Project), 6.750%, 10/01/27
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.3%
        6,240   California Statewide Communities Development Authority, Special Facility   10/11 at 100.00      N/R        3,213,662
                 Revenue Bonds, Series 2001 (United Air Lines, Inc. - Los Angeles
                 International Airport Cargo Project), 6.250%, 10/01/35
                 (Alternative Minimum Tax)
       20,000   Airports Commission of the City and County of San Francisco, California,    5/10 at 101.00      AAA       21,066,600
                 Second Series Revenue Bonds (San Francisco International Airport),
                 Issue 25, 5.750%, 5/01/30 (Alternative Minimum Tax)
                Airports Commission of the City and County of San Francisco,
                California, Second Series Revenue Refunding Bonds (San Francisco
                International Airport), Issue 28A:
        3,480    5.250%, 5/01/17 (Alternative Minimum Tax) (WI, settling 3/14/02)           5/12 at 100.00      AAA        3,612,727
        3,865    5.250%, 5/01/19 (Alternative Minimum Tax) (WI, settling 3/14/02)           5/12 at 100.00      AAA        3,925,449
        5,000   San Joaquin Hills Transportation Corridor Agency, California, Toll Road     No Opt. Call        AAA        1,354,300
                 Refunding Revenue Bonds, Series 1997A, 0.000%, 1/15/26
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 27.8%
                Alameda County Public Facilities Corporation, California, County
                of Alameda, Certificates of Participation (1992 Capital Projects):
        7,865    6.750%, 6/01/16 (Pre-refunded to 6/01/02)                                  6/02 at 102.00       A2***     8,131,388
       10,000    6.000%, 6/01/22 (Pre-refunded to 6/01/02)                                  6/02 at 102.00       A2***    10,319,500
                California Educational Facilities Authority, Revenue Bonds (University
                of San Diego), Series 1992:
        1,965    6.500%, 10/01/08 (Pre-refunded to 10/01/02)                               10/02 at 102.00      N/R***     2,063,447
        5,000    6.500%, 10/01/22 (Pre-refunded to 10/01/02)                               10/02 at 102.00      N/R***     5,250,500
        8,000   California Pollution Control Financing Authority, Solid Waste Revenue       7/02 at 102.00      Aaa        9,348,240
                 Bonds (North County Recycling Center), 1991 Series A,
                 6.750%, 7/01/17
       10,050   State Public Works Board of the State of California (The Trustees of The   10/02 at 102.00      AAA       10,567,776
                 California State University), Lease Revenue Bonds, 1992 Series A
                 (Various California State University Projects), 6.700%, 10/01/17
                 (Pre-refunded to 10/01/02)
                State Public Works Board of the State of California, Lease
                Revenue Bonds (Department of Corrections), 1994 Series A
                (California State Prison - Monterey County (Soledad II)):
        6,950    6.875%, 11/01/14 (Pre-refunded to 11/01/04)                               11/04 at 102.00      Aaa        7,983,535
        7,625    7.000%, 11/01/19 (Pre-refunded to 11/01/04)                               11/04 at 102.00      Aaa        8,782,551
       14,000   California Statewide Communities Development Authority, Hospital            8/02 at 102.00       A3***    14,554,820
                 Revenue Certificates of Participation (Cedars-Sinai Medical
                 Center), Series 1992, 6.500%, 8/01/15 (Pre-refunded to 8/01/02)
        2,070   California Statewide Communities Development Authority, Revenue             No Opt. Call        N/R***     2,282,941
                 Refunding Certificates of Participation (Triad Healthcare), Series
                 1992, 6.250%, 8/01/06


33

             Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
             Portfolio of
             INVESTMENTS February 28, 2002 (Unaudited)



   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)
$       2,000   Coachella Valley Water District, Improvement District No. 71 (Storm        10/02 at 102.00      N/R***  $  2,103,140
                 Water District), Riverside, Imperial, and San Diego Counties, California,
                 1992 Certificates of Participation (Flood Control Project), 6.750%,
                 10/01/12 (Pre-refunded to 10/01/02)
       12,805   County of Contra Costa, California, 1988 Home Mortgage Revenue Bonds        No Opt. Call         AAA      17,684,345
                 (GNMA Mortgage-Backed Securities Program), 8.250%, 6/01/21
                 (Alternative Minimum Tax)
       10,000   Fontana Redevelopment Agency, County of San Bernardino, California,        10/02 at 102.00      BBB+***   10,535,600
                 Refunding Tax Allocation Bonds (Jurupa Hills Redevelopment Project
                 Area), 1992 Series A, 7.100%, 10/01/23 (Pre-refunded to 10/01/02)
        1,175   Foothill-De Anza Community College District, County of Santa Clara,         9/03 at 100.00      A-***      1,211,695
                 California, Certificates of Participation (1992 De Anza Campus Center
                 Project), 7.350%, 3/01/07 (Pre-refunded to 9/01/03)
        5,435   Community Redevelopment Financing Authority of the Community                9/02 at 102.00      Ba2***     5,678,977
                 Redevelopment Agency of the City of Los Angeles, California,
                 Pooled Financing Bonds (Bunker Hill, Los Angeles Harbor
                 Industrial Center and Monterey Hills Redevelopment Projects),
                 Series A, 6.375%, 9/01/14 (Pre-refunded to 9/01/02)
        5,000   Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds,  10/10 at 101.00      AAA        5,261,550
                 2000 Series A, 5.500%, 10/01/32
       13,525   County of San Bernardino, California, Single Family Mortgage Revenue        No Opt. Call        AAA       17,291,442
                 Bonds (GNMA Mortgage-Backed Securities), 1989 Series A, 7.750%,
                 11/01/14 (Alternative Minimum Tax)
        1,675   City of Torrance, California, Hospital Revenue Bonds (Little Company of     7/02 at 102.00      A***       1,740,091
                 Mary Hospital Project), Series 1992, 6.875%, 7/01/15 (Pre-refunded to 7/01/02)
        6,185   The Regents of the University of California, Refunding Revenue Bonds        9/02 at 102.00      AAA        6,481,694
                 (Multiple Purpose Projects), Series A, 6.875%, 9/01/16
                 (Pre-refunded to 9/01/02)
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6%
       10,000   California Pollution Control Financing Authority, Pollution Control         6/02 at 102.00       BB        9,823,600
                 Revenue Bonds (Southern California Edison Company), 1991 Series,
                 6.900%, 12/01/17 (Alternative Minimum Tax)
        5,000   California Pollution Control Financing Authority, Pollution Control         6/02 at 102.00       B3        4,940,550
                 Revenue Bonds (Pacific Gas and Electric Company), 1992 Series A,
                 6.625%, 6/01/09 (Alternative Minimum Tax)
        3,805   City of Lodi, California, Electric System Revenue Certificates of           1/09 at 101.00      AAA        4,327,845
                 Participation, 1999 Series A (Installment Purchase Contract with the Lodi Public Improvement Corporation), 5.500%, 1/15/24
        3,880   City of Redlands, California, Certificates of Participation (1993           3/02 at 100.00      AAA        3,898,702
                 Refunding of 1986 and 1987 Projects), 6.800%, 3/01/07
        5,500   Southern California Public Power Authority, Multiple Project Revenue        No Opt. Call           A       6,652,250
                 Bonds, 1989 Series, 6.750%, 7/01/11
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.9%
       10,000   Eastern Municipal Water District, California, Water and Sewer Revenue       7/11 at 100.00      AAA        9,931,900
                Certificates of Participation, Series 2001B, 5.000%, 7/01/30
                Department of Water and Power of the City of Los Angeles,
                California, Water Works Refunding Revenue Bonds, Second Issue of 1993:
        4,060    4.500%, 5/15/13                                                            5/03 at 102.00       AA        4,097,838
        8,400    4.500%, 5/15/30                                                            5/03 at 102.00      AAA        7,690,870
        7,000   The City of Los Angeles, California, Wastewater System Revenue Bonds,       6/08 at 101.00      AAA        6,963,950
                 Series 1998-A, 5.000%, 6/01/28
        8,000   Los Angeles County Sanitation Districts Financing Authority, California,   10/03 at 100.00       AA        7,963,040
                 Capital Projects Revenue Bonds, 1993 Series A (Senior Ad Valorem
                 Obligation Bonds), 5.000%, 10/01/23
        2,000   The Metropolitan Water District of Southern California, Water Revenue       7/06 at 100.00      AAA        1,946,800
                 Refunding Bonds, 1996 Series B, 4.750%, 7/01/21



34


   PRINCIPAL                                                                               OPTIONAL CALL                      MARKET
 AMOUNT (000)   DESCRIPTION                                                                  PROVISIONS*   RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)
$       1,000   City of Norco, California, Refunding Certificates of Participation,        10/08 at 102.00      AAA    $   1,008,250
                 Series 1998 (Sewer System and Water System Improvement Project),
                 5.125%, 10/01/28
        2,000   City of Santa Barbara, California, Certificates of Participation            4/02 at 102.00      AAA        2,048,820
                 (1992 Water System Improvement Project and Refunding),
                 6.700%, 4/01/27
------------------------------------------------------------------------------------------------------------------------------------
$     552,365   Total Investments (cost $483,410,439) - 98.0%                                                            518,524,246
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      10,680,569
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 529,204,815
====================================================================================================================================


                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.


See accompanying notes to financial statements.

Statement of
  ASSETS AND LIABILITIES February 28, 2002 (Unaudited)


                                  CALIFORNIA        CALIFORNIA       CALIFORNIA         CALIFORNIA       CALIFORNIA       CALIFORNIA
                                       VALUE  PERFORMANCE PLUS      OPPORTUNITY INVESTMENT QUALITY   SELECT QUALITY   QUALITY INCOME
                                       (NCA)             (NCP)            (NCO)              (NQC)            (NVC)            (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in municipal
    securities, at
    market value                $253,567,808      $297,064,595      $187,042,023     $315,049,743      $533,445,477     $518,524,246
 Temporary investments in short-term
   municipal securities, at amortized
   cost, which approximates
   market value                           --                --                --          500,000         9,500,000               --
 Cash                                345,784           782,554           973,476        3,092,067         2,019,150          380,817
 Receivables:
   Interest                        3,862,025         3,817,731         2,314,073        4,558,293         7,953,860        8,429,528
   Investments sold                   50,894                --                --               --         7,584,850       13,651,000
 Other assets                          2,162             7,521             2,638            8,692            17,298           13,997
------------------------------------------------------------------------------------------------------------------------------------
      Total assets               257,828,673       301,672,401       190,332,210      323,208,795       560,520,635      540,999,588
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments purchased        --                --                --               --        14,555,023        9,665,194
 Accrued expenses:
   Management fees                   118,538           146,795            93,415          157,106           262,727          255,964
   Other                             151,384            79,255            82,772          132,386           245,124          118,516
 Preferred share dividends payable       N/A             7,717             3,584           10,065            22,173           13,927
 Common share dividends payable    1,084,987           964,519           614,441        1,036,571         1,752,792        1,741,172
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities            1,354,909         1,198,286           794,212        1,336,128        16,837,839       11,794,773
------------------------------------------------------------------------------------------------------------------------------------
Net assets                      $256,473,764      $300,474,115      $189,537,998     $321,872,667      $543,682,796     $529,204,815
====================================================================================================================================
Preferred shares, at liquidation value   N/A      $106,000,000      $ 68,000,000     $112,000,000      $192,000,000     $185,000,000
====================================================================================================================================
Preferred shares outstanding             N/A             4,240             2,720            4,480             7,680            7,400
====================================================================================================================================
Common shares outstanding         25,232,261        12,946,557         8,138,292       13,549,943        23,063,054       21,901,531
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets less
   Preferred shares at liquidation
   value, divided by Common
   shares outstanding)                $   10.16         $   15.02         $   14.93        $   15.49         $   15.25     $   15.72
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
 Preferred shares, $25,000
   stated value per share,
   at liquidation value              $   N/A      $106,000,000      $ 68,000,000     $112,000,000      $192,000,000     $185,000,000
 Common shares, $.01 par
    value per share                  252,323           129,466            81,383          135,499           230,631          219,015
 Paid-in surplus                 237,473,069       181,039,275       113,418,679      189,197,990       321,530,851      304,913,011
 Balance of undistributed net
   investment income                 726,558         1,401,430           953,015        1,537,708         2,590,892        2,862,973
 Accumulated net realized gain (loss)
   from investment transactions     (565,750)          898,306            11,377          415,694           827,442        1,096,009
 Net unrealized appreciation of
   investments                    18,587,564        11,005,638         7,073,544       18,585,776        26,502,980       35,113,807
------------------------------------------------------------------------------------------------------------------------------------
 Net assets                     $256,473,764      $300,474,115      $189,537,998     $321,872,667      $543,682,796     $529,204,815
------------------------------------------------------------------------------------------------------------------------------------
 Authorized shares:
   Common                        250,000,000       200,000,000       200,000,000      200,000,000       200,000,000      200,000,000
   Preferred                             N/A         1,000,000         1,000,000        1,000,000         1,000,000        1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                         See accompanying notes to financial statements.

36

Statement of
OPERATIONS Six Months Ended February 28, 2002 (Unaudited)


                                  CALIFORNIA        CALIFORNIA       CALIFORNIA         CALIFORNIA        CALIFORNIA      CALIFORNIA
                                       VALUE  PERFORMANCE PLUS      OPPORTUNITY INVESTMENT QUALITY    SELECT QUALITY  QUALITY INCOME
                                       (NCA)             (NCP)            (NCO)              (NQC)             (NVC)           (NUC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $ 7,352,488       $ 8,042,414       $ 5,116,565      $ 8,619,386       $14,721,061     $ 15,190,569
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Management fees                     747,872           953,962           607,250        1,020,713         1,708,471        1,665,541
 Preferred shares - auction fees         N/A           131,411            84,301          138,849           238,028          229,349
 Preferred shares - dividend
   disbursing agent fees                 N/A            14,876             9,917            9,917            14,876           14,876
 Shareholders' servicing agent fees
   and expenses                       36,942            21,324            13,637           18,151            27,027           23,307
 Custodian's fees and expenses        38,966            44,822            27,620           50,149            81,252           83,898
 Directors' fees and expenses          1,636             1,736             1,240            1,884             3,224            3,224
 Professional fees                     6,719             7,537             8,143            8,045             5,356            9,180
 Shareholders' reports - printing
   and mailing expenses               17,587            12,529             8,836           13,043            23,082           22,650
 Stock exchange listing fees          15,620            15,689            11,229           15,716            15,761           15,754
 Investor relations expense           25,285            20,628            11,076           21,419            34,055           28,997
Other expenses                         5,401            10,975             8,190           11,157            16,090           15,712
------------------------------------------------------------------------------------------------------------------------------------
 Total expenses before custodian
   fee credit                        896,028         1,235,489           791,439        1,309,043         2,167,222        2,112,488
   Custodian fee credit              (13,301)          (14,548)           (9,762)         (17,970)          (24,079)        (28,098)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                         882,727         1,220,941           781,677        1,291,073         2,143,143        2,084,390
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              6,469,761         6,821,473         4,334,888        7,328,313        12,577,918       13,106,179
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
 Net realized gain from investment
   transactions                      130,127           971,250            53,265          495,746         1,353,834        1,098,059
 Change in net unrealized
   appreciation (depreciation)
   of investments                 (3,859,834)       (3,735,579)       (2,530,396)      (4,426,531)       (6,822,839)    (10,064,430)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments  (3,729,707)       (2,764,329)       (2,477,131)      (3,930,785)       (5,469,005)     (8,966,371)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations               $ 2,740,054       $ 4,057,144       $ 1,857,757      $ 3,397,528       $ 7,108,913     $  4,139,808
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                         See accompanying notes to financial statements.

37

Statement of
CHANGES IN NET ASSETS (Unaudited)

                                    CALIFORNIA VALUE (NCA)        CALIFORNIA PERFORMANCE PLUS (NCP)    CALIFORNIA OPPORTUNITY (NCO)
                                -------------------------------  ----------------------------------   -----------------------------
                                    SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED 2/28/02          8/31/01     ENDED 2/28/02           8/31/01    ENDED 2/28/02         8/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income             $ 6,469,761     $ 12,961,259       $ 6,821,473      $ 14,426,475      $ 4,334,888     $ 9,221,032
 Net realized gain from investment
   transactions                        130,127          506,326           971,250         1,673,916           53,265         861,042
 Change in net unrealized appreciation
   (depreciation) of investments    (3,859,834)      11,317,196        (3,735,579)        4,020,209       (2,530,396)      3,032,229
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                        2,740,054       24,784,781         4,057,144        20,120,600        1,857,757      13,114,303
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders              (6,508,685)     (13,014,893)       (5,777,284)      (11,599,059)      (3,694,322)    (7,406,449)
   Preferred shareholders                  N/A             N/A           (600,707)       (3,154,986)        (391,230)    (1,893,584)
From accumulated net realized gains
   from investment transactions:
   Common shareholders                      --               --        (1,228,860)         (542,426)        (721,943)      (755,853)
   Preferred shareholders                  N/A              N/A          (331,552)         (154,741)        (180,451)      (231,381)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (6,508,685)     (13,014,893)       (7,938,403)      (15,451,212)      (4,987,946)   (10,287,267)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions        97,643               --           713,470         1,015,490          372,409         674,401
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                    (3,670,988)      11,769,888        (3,167,789)        5,684,878       (2,757,780)      3,501,437
Net assets at the
   beginning of period              260,144,752    248,374,864       303,641,904       297,957,026      192,295,778     188,794,341
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $256,473,764     $260,144,752      $300,474,115      $303,641,904     $189,537,998    $192,295,778
====================================================================================================================================

Balance of undistributed net
   investment income at the
   end of period                    $  726,558       $  359,308       $ 1,401,430         $  93,756       $  953,015      $  111,793
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.


                         See accompanying notes to financial statements.

38

                              CALIFORNIA INVESTMENT QUALITY (NQC)  CALIFORNIA SELECT QUALITY (NVC)   CALIFORNIA QUALITY INCOME (NUC)
                             ------------------------------------  --------------------------------  ------------------------------
                                    SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED       SIX MONTHS      YEAR ENDED
                                 ENDED 2/28/02          8/31/01     ENDED 2/28/02           8/31/01    ENDED 2/28/02         8/31/01
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income             $ 7,328,313     $ 15,475,064      $ 12,577,918      $ 26,987,402     $ 13,106,179    $ 26,405,337
 Net realized gain from investment
   transactions                        495,746        1,716,134         1,353,834         5,340,993        1,098,059       2,539,146
 Change in net unrealized appreciation
   (depreciation) of investments    (4,426,531)      11,416,130        (6,822,839)       11,383,224      (10,064,430)     13,844,414
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
   operations                        3,397,528       28,607,328         7,108,913        43,711,619        4,139,808      42,788,897
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders              (6,211,965)     (12,373,003)      (10,496,711)      (20,913,704)     (10,392,751)   (20,532,198)
   Preferred shareholders             (774,231)      (3,432,354)         (808,623)       (5,918,904)      (1,072,639)    (5,735,434)
 From accumulated net realized gains
   from investment transactions:
   Common shareholders                (277,480)              --        (3,647,612)               --       (1,793,272)      (182,987)
   Preferred shareholders              (76,061)              --        (1,031,350)               --         (497,002)       (55,986)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders    (7,339,737)     (15,805,357)      (15,984,296)      (26,832,608)     (13,755,664)   (26,506,605)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
  issued to shareholders due to
  reinvestment of distributions        593,946        1,161,112         1,240,297         1,648,284        1,127,231       1,263,353
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets(3,348,263)     13,963,083        (7,635,086)       18,527,295       (8,488,625)     17,545,645
Net assets at the beginning of period325,220,930    311,257,847       551,317,882       532,790,587      537,693,440     520,147,795
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period   $321,872,667     $325,220,930      $543,682,796      $551,317,882     $529,204,815    $537,693,440
====================================================================================================================================
Balance of undistributed net
   investment income at the
   end of period                   $ 1,537,708       $  505,150       $ 2,590,892        $  626,614      $ 2,862,973      $  336,891
====================================================================================================================================


See accompanying notes to financial statements.

Notes to
FINANCIAL STATEMENTS (Unaudited)


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc.
(NCP), Nuveen California Municipal Market Opportunity Fund, Inc. (NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC).

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2002, California Select Quality (NVC) and California Quality Income
(NUC) had outstanding when-issued purchase commitments of $14,555,023 and $9,665,194, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities for financial reporting purposes.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares

California Value is not authorized to issue Preferred shares. The Funds below have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                    CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                   PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                          PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                         (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
--------------------------------------------------------------------------------------
Number of shares:
   Series M                 --            --        3,600           --        1,400
   Series T              1,800            --           --        2,400           --
   Series W                640         2,200          880        1,680        3,000
   Series Th                --            --           --        3,600           --
   Series F              1,800           520           --           --        3,000
--------------------------------------------------------------------------------------
Total                    4,240         2,720        4,480        7,680        7,400
======================================================================================


Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 28, 2002.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Change in Accounting Policy

As required, effective September 1, 2001, the Funds have adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began accreting taxable market discount on debt securities. Prior to September 1, 2001, the Funds did not accrete taxable market discount on debt securities until they were sold. The cumulative effect of this accounting change had no impact on the total net assets or the net asset values of the Funds, but resulted in an increase in the cost of securities and a corresponding decrease in unrealized appreciation based on securities held by the Funds on September 1, 2001, as follows:

            CALIFORNIA               CALIFORNIA    CALIFORNIA   CALIFORNIA
CALIFORNIA  PERFORMANCE   CALIFORNIA  INVESTMENT       SELECT      QUALITY
     VALUE         PLUS  OPPORTUNITY     QUALITY      QUALITY       INCOME
     (NCA)        (NCP)        (NCO)       (NQC)        (NVC)        (NUC)
-----------------------------------------------------------------------------
  $406,174     $864,192     $591,886    $690,441     $691,694     $885,293
=============================================================================


The effect of this change for the six months ended February 28, 2002, was to increase investment income with a corresponding decrease in net unrealized appreciation as follows:

            CALIFORNIA               CALIFORNIA    CALIFORNIA   CALIFORNIA
CALIFORNIA  PERFORMANCE   CALIFORNIA  INVESTMENT       SELECT      QUALITY
     VALUE         PLUS  OPPORTUNITY     QUALITY      QUALITY       INCOME
     (NCA)        (NCP)        (NCO)       (NQC)        (NVC)        (NUC)
-----------------------------------------------------------------------------
   $37,371      $79,744      $50,319     $49,904      $54,768      $78,128
=============================================================================


The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Notes to
FINANCIAL STATEMENTS (Unaudited) (continued)

2. FUND SHARES

Transactions in Common shares were as follows:

                                                CALIFORNIA                CALIFORNIA                 CALIFORNIA
                                                VALUE (NCA)         PERFORMANCE PLUS (NCP)        OPPORTUNITY (NCO)
                                         ------------------------  ------------------------  -----------------------
                                         SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED    SIX MONTHS  YEAR ENDED
                                         ENDED 2/28/02   8/31/01   ENDED 2/28/02   8/31/01    ENDED 2/28/02  8/31/01
--------------------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due to
   reinvestment of distributions               9,601            --       47,339       66,429       24,241    43,488
====================================================================================================================


                                                  CALIFORNIA                CALIFORNIA                 CALIFORNIA
                                           INVESTMENT QUALITY (NQC)    SELECT QUALITY (NVC)       QUALITY INCOME (NUC)
                                           ---------------------------------------------------------------------------
                                           SIX MONTHS   YEAR ENDED   SIX MONTHS   YEAR ENDED    SIX MONTHS  YEAR ENDED
                                           ENDED 2/28/02   8/31/01   ENDED 2/28/02   8/31/01    ENDED 2/28/02  8/31/01
----------------------------------------------------------------------------------------------------------------------
Shares issued to
   shareholders due to
   reinvestment of distributions              37,610        75,214       81,146      106,442       70,933    79,650
=====================================================================================================================


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid April 1, 2002, to shareholders of record on March 15, 2002, as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
-------------------------------------------------------------------------------------------------------------------
Dividend per share               $.0430       $.0745        $.0755       $.0765       $.0760       $.0810
===================================================================================================================


4. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the six months ended February 28, 2002, were as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities         $3,256,473    $6,432,090   $1,562,023  $22,284,397  $61,599,950 $27,141,258
   Short-term municipal securities         1,140,000     2,500,000    1,500,000    1,000,000   17,900,000   1,700,000
Sales and maturities:
   Long-term municipal securities          4,041,637     7,800,785    2,796,220   22,739,926   64,682,670  28,642,073
   Short-term municipal securities         1,140,000     2,500,000    1,500,000    5,800,000    8,400,000   1,700,000
=====================================================================================================================

At February 28, 2002, the cost of investments owned for federal income tax purposes were as follows:



               CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
  CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
       VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
       (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
--------------------------------------------------------------------------------
$234,552,086 $285,247,555  $179,348,733 $296,223,622 $515,696,035 $482,447,018
--------------------------------------------------------------------------------


At August 31, 2001, The Funds' last fiscal year end, California Value (NCA) had an unused capital loss carryforward of $695,877 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2008.

5. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at February 28, 2002, were as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation             $20,475,710 $ 22,531,589   $14,444,702  $20,269,024  $27,946,245  $39,817,924
   depreciation              (1,459,988) (10,714,549)   (6,751,412)    (942,903)    (696,803)  (3,740,696)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation $19,015,722 $ 11,817,040   $ 7,693,290  $19,326,121  $27,249,442  $36,077,228
-----------------------------------------------------------------------------------------------------------


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' (excluding California Value (NCA)) investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                  MANAGEMENT FEE
------------------------------------------------------------------------
For the first $125 million                                  .6500 of 1%
For the next $125 million                                   .6375 of 1
For the next $250 million                                   .6250 of 1
For the next $500 million                                   .6125 of 1
For the next $1 billion                                     .6000 of 1
For the next $3 billion                                     .5875 of 1
For net assets over $5 billion                              .5750 of 1
------------------------------------------------------------------------

Under California Value's (NCA) investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly of .35 of 1% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


                                   Financial
                             HIGHLIGHTS (Unaudited)

      Selected data for a Common share outstanding throughout each period:


                  Investment Operations               Less Distributions                                           Total Returns
               --------------------------- -------------------------------------------                             -------------
                                                Net        Net                             Offering
                                  Net    Investment Investment  Capital   Capital         Costs and                        Based
                            Realized/     Income to  Income to Gains to  Gains to         Preferred Ending          Based     on
     Beginning        Net  Unrealized        Common  Preferred   Common Preferred             Share    Net Ending      on    Net
     Net Asset Investment  Investment        Share-     Share-   Share-    Share-      Underwriting  Asset Market   Market  Asset
         Value     Income Gain (Loss) Total holders   holders+  holders  holders+ Total   Discounts  Value  Value  Value** Value**
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA VALUE (NCA)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a) $10.31      $ .26     $ (.15) $ .11 $ (.26)       $N/A     $--      $N/A  $(.26)       $--  $10.16 $10.1400  5.86%  1.07%
2001      9.85        .51        .47    .98   (.52)        N/A      --       N/A   (.52)        --   10.31   9.8300 11.41  10.20
2000      9.73        .51        .12    .63   (.51)        N/A      --       N/A   (.51)        --    9.85   9.3125  6.80   6.80
1999     10.38        .50       (.60)  (.10)  (.50)        N/A    (.05)      N/A   (.55)        --    9.73   9.2500  (.43) (1.13)
1998     10.09        .53        .34    .87   (.53)        N/A    (.05)      N/A   (.58)        --   10.38   9.8125  2.11   8.90
1997     10.03        .59        .15    .74   (.59)        N/A    (.09)      N/A   (.68)        --   10.09  10.1875  7.59   7.55

CALIFORNIA PERFORMANCE PLUS (NCP)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)  15.32        .53       (.20)   .33   (.45)       (.05)   (.10)     (.03)  (.63)        --   15.02  15.2700  (.14)  1.65
2001     14.96       1.12        .44   1.56   (.90)       (.25)   (.04)     (.01) (1.20)        --   15.32  15.8500  7.88   9.13
2000     14.85       1.22        .11   1.33   (.96)       (.26)     --        --  (1.22)        --   14.96  15.6250 (1.56)  7.68
1999     15.98       1.20      (1.05)   .15  (1.00)       (.20)   (.05)     (.01) (1.26)      (.02)  14.85  16.9375  (.12)  (.66)
1998     15.67       1.23        .36   1.59  (1.03)       (.23)   (.02)       --  (1.28)        --   15.98  18.0000 10.74   8.93
1997     15.41       1.27        .26   1.53  (1.03)       (.22)   (.02)       --  (1.27)        --   15.67  17.2500 16.71   8.77

CALIFORNIA OPPORTUNITY (NCO)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)  15.32        .53       (.31)   .22   (.45)       (.05)   (.09)     (.02)  (.61)        --   14.93  15.4900 (1.53)  1.07
2001     14.97       1.14        .48   1.62   (.92)       (.23)   (.09)     (.03) (1.27)        --   15.32  16.3000  8.65   9.51
2000     15.06       1.25       (.07)  1.18   (.98)       (.29)     --        --  (1.27)        --   14.97  16.0000  1.14   6.33
1999     16.48       1.21      (1.25)  (.04) (1.01)       (.19)   (.12)     (.03) (1.35)      (.03)  15.06  16.8750  2.10  (1.97)
1998     16.04       1.23        .45   1.68  (1.01)       (.22)   (.01)       --  (1.24)        --   16.48  17.6250 11.99   9.36
1997     15.57       1.25        .45   1.70  (1.01)       (.22)     --        --  (1.23)        --   16.04  16.6875 11.83   9.79
-----------------------------------------------------------------------------------------------------------------------------------




                                                       Ratios/Supplemental Data
               -------------------------------------------------------------------------------------------------------------------
                                          Before Credit                                    After Credit***
                        ----------------------------------------------  --------------------------------------------------

                                   Ratio of Net            Ratio of Net              Ratio of Net             Ratio of Net
                           Ratio of  Investment    Ratio of  Investment     Ratio of   Investment     Ratio of  Investment
                           Expenses   Income to    Expenses   Income to     Expenses    Income to     Expenses   Income to
                         to Average     Average  to Average     Average   to Average      Average   to Average     Average
                  Ending Net Assets  Net Assets       Total       Total   Net Assets   Net Assets        Total       Total
                     Net Applicable  Applicable  Net Assets  Net Assets   Applicable   Applicable   Net Assets  Net Assets Portfolio
                  Assets  to Common   to Common   Including   Including    to Common    to Common    Including   Including  Turnover
                   (000)   Shares++    Shares++ Preferred++ Preferred++     Shares++     Shares++  Preferred++ Preferred++      Rate
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)        $256,474      .70%*      5.07%*         N/A%       N/A%         .69%*       5.08%*         N/A%        N/A%        1%
2001            260,145      .70        5.14           N/A        N/A          .69         5.15           N/A         N/A         7
2000            248,375      .70        5.42           N/A        N/A          .69         5.43           N/A         N/A        36
1999            245,456      .69        4.89           N/A        N/A          .69         4.90           N/A         N/A        35
1998            261,912      .71        5.19           N/A        N/A          .71         5.19           N/A         N/A        40
1997            254,168      .74        5.85           N/A        N/A          .74         5.85           N/A         N/A        17

CALIFORNIA PERFORMANCE PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)         300,474      1.28*       7.07*        .83*       4.57*         1.27*       7.08*          .82*       4.58*        2
2001            303,642      1.26        7.57         .81        4.86          1.25        7.59           .80        4.87        27
2000            297,957      1.30        8.48         .82        5.38          1.28        8.49           .81        5.39        38
1999            295,328      1.19        7.67         .81        5.22          1.19        7.67           .81        5.22        26
1998            292,333      1.18        7.76         .81        5.35          1.18        7.76           .81        5.35        20
1997            286,936      1.19        8.17         .81        5.59          1.19        8.17           .81        5.59        12

CALIFORNIA OPPORTUNITY (NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)         189,538      1.31*       7.18*        .84*       4.60*         1.30*       7.19*          .83*       4.61*        1
2001            192,296      1.30        7.68         .83        4.90          1.28        7.69           .82        4.91        31
2000            188,794      1.29        8.62         .82        5.45          1.28        8.64           .81        5.46        24
1999            188,856      1.19        7.50         .82        5.18          1.18        7.51           .82        5.18        37
1998            186,433      1.17        7.52         .82        5.28          1.17        7.52           .82        5.28        18
1997            182,279      1.19        7.85         .82        5.46          1.19        7.85           .82        5.46         4
------------------------------------------------------------------------------------------------------------------------------------




                                  Municipal Auction Rate Cumulative
                                  Preferred Stock at End of Period
                                  --------------------------------
                                     Aggregate Liquidation
                                        Amount  and Market     Asset
                                   Outstanding       Value  Coverage
                                         (000)   Per Share Per Share
--------------------------------------------------------------------
CALIFORNIA VALUE (NCA)
--------------------------------------------------------------------
Year Ended 8/31:
2002(a)                               $   N/A     $   N/A   $   N/A
2001                                      N/A         N/A       N/A
2000                                      N/A         N/A       N/A
1999                                      N/A         N/A       N/A
1998                                      N/A         N/A       N/A
1997                                      N/A         N/A       N/A

CALIFORNIA PERFORMANCE PLUS (NCP)
--------------------------------------------------------------------
Year Ended 8/31:
2002(a)                               106,000      25,000    70,867
2001                                  106,000      25,000    71,614
2000                                  106,000      25,000    70,273
1999                                  106,000      25,000    69,653
1998                                   90,000      25,000    81,204
1997                                   90,000      25,000    79,705

CALIFORNIA OPPORTUNITY (NCO)
--------------------------------------------------------------------
Year Ended 8/31:
2002(a)                                68,000      25,000    69,683
2001                                   68,000      25,000    70,697
2000                                   68,000      25,000    69,410
1999                                   68,000      25,000    69,432
1998                                   55,000      25,000    84,742
1997                                   55,000      25,000    82,854
--------------------------------------------------------------------



     N/A  Fund is not authorized to issue Preferred shares.
     *    Annualized.
     ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.
     ***  After custodian fee credit, where applicable.
     +    The amounts shown are based on Common share equivalents.
     ++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred Shares, where applicable.
     (a)  For the six months ended February 28, 2002.


See accompanying notes to financial statements.

44-45 [SPREAD]

                               Financial HIGHLIGHTS
                              (Unaudited) (continued)

      Selected data for a Common share outstanding throughout each period:

                  Investment Operations               Less Distributions                                           Total Returns
               --------------------------- -------------------------------------------                             -------------
                                                Net        Net                             Offering
                                  Net    Investment Investment  Capital   Capital         Costs and                          Based
                            Realized/     Income to  Income to Gains to  Gains to         Preferred Ending           Based      on
     Beginning        Net  Unrealized        Common  Preferred   Common Preferred             Share    Net Ending       on     Net
     Net Asset Investment  Investment        Share-     Share-   Share-    Share-      Underwriting  Asset Market   Market   Asset
         Value     Income Gain (Loss) Total holders   holders+  holders  holders+ Total   Discounts  Value  Value  Value** Value**
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INVESTMENT QUALITY (NQC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a) $15.78      $ .54     $ (.28) $ .26   $(.46)    $(.06)   $(.02)   $(.01) $ (.55)       $--  $15.49  $15.9000 (1.13)%  1.24%
2001     14.83       1.15        .97   2.12    (.92)     (.25)      --       --   (1.17)        --   15.78   16.5800 12.54   13.09
2000     14.83       1.24       (.04)  1.20    (.93)     (.27)      --       --   (1.20)        --   14.83   15.6250  2.91    6.69
1999     16.03       1.15      (1.14)   .01    (.95)     (.19)    (.03)    (.01)  (1.18)      (.03)  14.83   16.1875  1.67   (1.54)
1998     15.70       1.18        .36   1.54    (.99)     (.22)      --       --   (1.21)        --   16.03   16.8750  8.39    8.66
1997     15.37       1.22        .32   1.54    (.99)     (.22)      --       --   (1.21)        --   15.70   16.5000 12.32    8.82

CALIFORNIA SELECT QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)  15.63       .55        (.23)   .32    (.46)     (.04)    (.16)    (.04)   (.70)        --   15.25   15.6400   .59    1.58%
2001     14.90      1.18         .72   1.90    (.91)     (.26)      --       --   (1.17)        --   15.63   16.1800 10.70   11.43
2000     14.80      1.21         .11   1.32    (.94)     (.28)      --       --   (1.22)        --   14.90   15.5000  2.96    7.47
1999     16.02      1.15       (1.09)   .06    (.95)     (.18)    (.11)    (.02)  (1.26)      (.02)  14.80   16.0625  2.15   (1.20)
1998     15.65      1.16         .41   1.57    (.97)     (.21)    (.02)      --   (1.20)        --   16.02   16.7500  8.11    8.93
1997     15.19      1.19         .52   1.71    (.98)     (.20)    (.06)    (.01)  (1.25)        --   15.65   16.4375 13.22   10.17

CALIFORNIA QUALITY INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2002(a)  16.16       .60        (.41)   .19    (.48)     (.05)    (.08)    (.02)  (.63)         --   15.72   16.2700  1.80     .78
2001     15.41      1.21         .75   1.96    (.94)     (.26)    (.01)      --  (1.21)         --   16.16   16.5500  8.51   11.44
2000     15.28      1.23         .16   1.39    (.97)     (.29)      --       --  (1.26)         --   15.41   16.1875  3.83    7.64
1999     16.37      1.17       (1.04)   .13    (.98)     (.20)    (.02)      --  (1.20)       (.02)  15.28   16.6250  1.37   (.72)
1998     15.86      1.18         .54   1.72    (.98)     (.23)      --       --  (1.21)         --   16.37   17.3750 13.29    9.65
1997     15.24      1.20         .62   1.82    (.98)     (.22)      --       --  (1.20)         --   15.86   16.2500 15.19   10.74
------------------------------------------------------------------------------------------------------------------------------------



                                                             Ratios/Supplemental Data
                 ------------------------------------------------------------------------------------------------------------------
                                         Before Credit                                    After Credit***
                       ----------------------------------------------  --------------------------------------------------

                                  Ratio of Net            Ratio of Net              Ratio of Net             Ratio of Net
                          Ratio of  Investment    Ratio of  Investment     Ratio of   Investment     Ratio of  Investment
                          Expenses   Income to    Expenses   Income to     Expenses    Income to     Expenses   Income to
                        to Average     Average  to Average     Average   to Average      Average   to Average     Average
                 Ending Net Assets  Net Assets       Total       Total   Net Assets   Net Assets        Total       Total
                    Net Applicable  Applicable  Net Assets  Net Assets   Applicable   Applicable   Net Assets  Net Assets Portfolio
                 Assets  to Common   to Common   Including   Including    to Common    to Common    Including   Including  Turnover
                  (000)   Shares++    Shares++ Preferred++ Preferred++     Shares++     Shares++  Preferred++ Preferred++      Rate
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INVESTMENT QUALITY (NQC)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31
2002(a)        $321,873    1.26%*       7.03%*      .82%*      4.58%*       1.24%*        7.05%*       .81%*      4.59%*       7%
2001            325,221    1.25         7.64        .80        4.91         1.23          7.65         .79        4.93        34
2000            311,258    1.25         8.65        .79        5.46         1.24          8.66         .78        5.47        18
1999            310,360    1.19         7.28        .82        5.01         1.19          7.29         .82        5.01        18
1998            303,108    1.15         7.45        .80        5.22         1.15          7.45         .80        5.22        21
1997            297,280    1.16         7.82        .80        5.44         1.16          7.82         .80        5.44        12

CALIFORNIA SELECT QUALITY (NVC)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31
2002(a)         543,683    1.24*        7.18*       .80*       4.65*        1.23*         7.20*         .79*       4.66*       12
2001            551,318    1.24         7.81        .79        5.02         1.22          7.83          .79        5.03        29
2000            532,791    1.27         8.39        .80        5.29         1.25          8.40          .79        5.30        20
1999            529,344    1.14         7.35        .78        5.05         1.13          7.35          .78        5.06         7
1998            512,671    1.11         7.35        .78        5.18         1.11          7.35          .78        5.18        17
1997            502,648    1.12         7.68        .78        5.36         1.12          7.68          .78        5.36         5

CALIFORNIA QUALITY INCOME (NUC)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31
2002(a)         529,205   1.23*         7.64*       .80*       4.97*        1.22*         7.66*         .79*       4.98*        5
2001            537,693   1.23          7.77        .79        5.03         1.21          7.78          .79        5.04        18
2000            520,148   1.22          8.28        .78        5.26         1.21          8.29          .77        5.27        21
1999            516,062   1.14          7.26        .78        4.98         1.13          7.26          .78        4.99        11
1998            503,000   1.12          7.34        .78        5.12         1.12          7.34          .78        5.12        11
1997            489,961   1.14          7.69        .79        5.31         1.14          7.69          .79        5.31         8
-----------------------------------------------------------------------------------------------------------------------------------






                                     Municipal Auction Rate Cumulative
                                     Preferred Stock at End of Period
                                     ---------------------------------
                                      Aggregate Liquidation
                                         Amount  and Market     Asset
                                    Outstanding       Value  Coverage
                                          (000)   Per Share Per Share
------------------------------------------------------------------------
CALIFORNIA INVESTMENT QUALITY (NQC)
------------------------------------------------------------------------
Year Ended 8/31:
2002(a)                                $112,000     $25,000   $71,847
2001                                    112,000      25,000    72,594
2000                                    112,000      25,000    69,477
1999                                    112,000      25,000    69,277
1998                                     90,000      25,000    84,197
1997                                     90,000      25,000    82,578

CALIFORNIA SELECT QUALITY (NVC)
------------------------------------------------------------------------
Year Ended 8/31:
2002(a)                                 192,000      25,000    70,792
2001                                    192,000      25,000    71,786
2000                                    192,000      25,000    69,374
1999                                    192,000      25,000    68,925
1998                                    150,000      25,000    85,445
1997                                    150,000      25,000    83,775

CALIFORNIA QUALITY INCOME (NUC)
------------------------------------------------------------------------
Year Ended 8/31:
2002(a)                                 185,000      25,000    71,514
2001                                    185,000      25,000    72,661
2000                                    185,000      25,000    70,290
1999                                    185,000      25,000    69,738
1998                                    150,000      25,000    83,833
1997                                    150,000      25,000    81,660
------------------------------------------------------------------------

     *    Annualized.

     ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

     ***  After custodian fee credit, where applicable.

     +    The amounts shown are based on Common share equivalents.

     ++ Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to Preferred Shares.

     (a)  For the six months ended February 28, 2002.


See accompanying notes to financial statements.
46-47 [SPREAD]

Build Your Wealth
AUTOMATICALLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale


FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
JPMorgan Chase Bank
P.O. Box 660086
Dallas, TX 75266-0086
(800) 257-8787


LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.


INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended February 28, 2002. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
FOR GENERATIONS

[PHOTO OF John Nuveen, Sr.]

John Nuveen, Sr.


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

[LOGO: NUVEEN Investments]



Nuveen Investments o 333 West Wacker Drive

Chicago, IL 60606 o www.nuveen.com                                 FSA-1-02-02